                             LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report on the operations of the Jackson National Capital Management Funds for the fiscal year ended October 31, 1996. The following discussion provides you with information regarding each Fund's performance during that period.

The United States financial markets were volatile throughout the year. The equity markets were strong during the first half of the period, but declined significantly in July, then recovered and posted a gain for the period. Interest rates fell early in the period; rose, putting pressure on stocks, then fell again after the Federal Reserve Board chose not to raise rates at both the August and September Federal Open Market Committee meetings. The bond markets fell during both the first and second calendar quarters. The volatility in the markets was driven by divergent opinions concerning the strength of the economy.

JACKSON NATIONAL MONEY MARKET FUND

The Jackson National Money Market Fund underperformed the IBC/Donoghue's Money Fund Report Average. The IBC/Donoghue's Money Fund Report Average is an average for all major money market mutual fund yields. On October 31, 1996, the Fund's 7-day yield was 5.04%, while the IBC/Donoghue's Money Fund Report Average was 5.12%.

The Fund's yield will vary, and past performance is no guarantee of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

JACKSON NATIONAL TAX-EXEMPT FUND

The Jackson National Tax-Exempt Fund's cumulative total return for the year
ended October 31, 1996 was 4.10%.   The Fund underperformed the Lehman Brothers
Municipal Bond Index, which returned 5.71% for the same period. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index of tax-exempt state and local government and industrial revenue bonds.

The Fund invests in tax-exempt securities. Income produced by these securities is primarily free from federal income tax but may be subject to Alternative Minimum Tax and may be subject to state and local taxes. The Fund passes the interest produced by its holdings through to its shareholders as monthly distributions. Distributions may also include net taxable capital gains from the sale of securities.

JACKSON NATIONAL INCOME FUND

The Jackson National Income Fund's cumulative total return for the year ended October 31, 1996 was 4.96%. The Fund underperformed the Lehman Brothers Aggregate Bond Index, which returned 5.83% for the same period. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index made up of U.S. Treasury securities, corporate bonds and mortgage-backed bonds.

                             LETTER TO SHAREHOLDERS


JACKSON NATIONAL GROWTH FUND

The Jackson National Growth Fund's cumulative total return for the year ended October 31, 1996 was 23.75%. The Fund underperformed the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which returned 24.08% for the same period. The S&P 500 Index is a broad-based, unmanaged index made up of 500 widely held common stocks. The Fund's underperformance was due to the deduction of fees and expenses charged by the Fund.

JACKSON NATIONAL TOTAL RETURN FUND

The Jackson National Total Return Fund's cumulative total return for the year ended October 31, 1996 was 16.27%. The Fund underperformed S&P 500 Index, which returned 24.08% for the same period, and outperformed the Lehman Brothers Aggregate Bond Index, which returned 5.83% for the same period.

IN CLOSING

As President of the Jackson National Capital Management Funds, I would like to wish you success with your financial investments in the future.

Respectfully,



John A. Knutson

John A. Knutson
President and Chairman

                            PERFORMANCE COMPARISONS

JACKSON NATIONAL
TAX-EXEMPT FUND
This graph compares the total return performance of the Jackson National Tax-Exempt Fund to the Lehman Brothers Municipal Bond Index, an unmanaged, commonly used measure of municipal bond total return results. The Index shows returns for a representative sample of long-term, investment-grade, municipal bond issues of at least $50 million and dated within the last five years.


   AVERAGE ANNUAL TOTAL RETURN
     AS OF OCTOBER 31, 1996



3 YEAR    1 YEAR      SINCE
                    INCEPTION
                    (11/12/92)

 1.85%    (.84%)      4.43%





                                           LEHMAN BRO
                    TAX EXEMPT             MUNIC, INDE

30-Nov-92                9,525                  10,000
31-Dec-92                9,612                  10,102
31-Jan-93                9,755                  10,219
28-Feb-93               10,120                  10,589
31-Mar-93                9,947                  10,477
30-Apr-93               10,054                  10,583
28-May-93               10,103                  10,642
30-Jun-93               10,288                  10,820
30-Jul-93               10,268                  10,834
31-Aug-93               10,485                  11,059
30-Sep-93               10,672                  11,185
31-Oct-93               10,712                  11,206
30-Nov-93               10,623                  11,108
31-Dec-93               10,811                  11,342
31-Jan-94               10,931                  11,471
28-Feb-94               10,608                  11,174
31-Mar-94               10,264                  10,720
30-Apr-94               10,313                  10,811
31-May-94               10,403                  10,905
30-Jun-94               10,350                  10,838
31-Jul-94               10,501                  11,037
31-Aug-94               10,529                  11,075
30-Sep-94               10,402                  10,912
31-Oct-94               10,255                  10,718
30-Nov-94               10,117                  10,524
31-Dec-94               10,316                  10,756
31-Jan-95               10,513                  11,063
28-Feb-95               10,701                  11,385
31-Mar-95               10,794                  11,516
30-Apr-95               10,793                  11,530
31-May-95               11,102                  11,898
30-Jun-95               10,983                  11,794
31-Jul-95               11,068                  11,906
31-Aug-95               11,186                  12,058
30-Sep-95               11,217                  12,133
31-Oct-95               11,416                  12,309
30-Nov-95               11,645                  12,448
31-Dec-95               11,787                  12,622
31-Jan-96               11,851                  12,620
29-Feb-96               11,750                  12,735
31-Mar-96               11,536                  12,873
30-Apr-96               11,489                  12,868
31-May-96               11,463                  12,832
30-Jun-96               11,551                  12,668
31-Jul-96               11,662                  12,582
31-Aug-96               11,637                  12,678
30-Sep-96               11,783                  12,799
31-Oct-96               11,884                  13,012


JACKSON NATIONAL
INCOME FUND
This graph compares the total return performance of the Jackson National Income Fund to the Lehman Brothers Aggregate Bond Index, an unmanaged, commonly used measure of bond total return results. The Index is made up of the Lehman Brothers Government/Corporate Mortgage-Backed Securities and Asset-Backed Securities indices.

  AVERAGE ANNUAL TOTAL RETURN
    AS OF OCTOBER 31, 1996



3 YEAR    1 YEAR     SINCE
                    INCEPTION
                    (11/12/92)

1.91%     (.02%)     4.85%



                                    LEHMAN BROS
         INCOME                      AGGR. BOND

30-Nov-92        9,525                  10,000
31-Dec-92        9,669                  10,159
31-Jan-93        9,939                  10,354
28-Feb-93       10,173                  10,535
31-Mar-93       10,223                  10,580
30-Apr-93       10,291                  10,654
28-May-93       10,251                  10,667
30-Jun-93       10,490                  10,860
30-Jul-93       10,539                  10,922
31-Aug-93       10,809                  11,114
30-Sep-93       10,899                  11,144
31-Oct-93       10,940                  11,185
30-Nov-93       10,757                  11,090
31-Dec-93       10,822                  11,150
31-Jan-94       10,986                  11,300
28-Feb-94       10,676                  11,103
31-Mar-94       10,343                  10,829
30-Apr-94       10,215                  10,743
31-May-94       10,209                  10,742
30-Jun-94       10,184                  10,718
31-Jul-94       10,338                  10,931
31-Aug-94       10,365                  10,944
30-Sep-94       10,241                  10,783
31-Oct-94       10,237                  10,774
30-Nov-94       10,202                  10,797
31-Dec-94       10,263                  10,872
31-Jan-95       10,412                  11,087
28-Feb-95       10,628                  11,351
31-Mar-95       10,714                  11,420
30-Apr-95       10,836                  11,580
31-May-95       11,198                  12,028
30-Jun-95       11,267                  12,116
31-Jul-95       11,229                  12,089
31-Aug-95       11,354                  12,236
30-Sep-95       11,438                  12,354
31-Oct-95       11,581                  12,515
30-Nov-95       11,772                  12,793
31-Dec-95       11,938                  13,015
31-Jan-96       11,989                  12,993
29-Feb-96       11,741                  13,028
31-Mar-96       11,665                  13,203
30-Apr-96       11,590                  13,177
31-May-96       11,562                  13,103
30-Jun-96       11,702                  13,011
31-Jul-96       11,724                  12,785
31-Aug-96       11,723                  12,869
30-Sep-96       11,938                  13,049
31-Oct-96       12,156                  13,245


                            PERFORMANCE COMPARISONS

JACKSON NATIONAL
GROWTH FUND
This graph compares the total return performance of the Jackson National Growth Fund to the Standard & Poor's 500 Composite Stock Price Index, an unmanaged, commonly used measure of common stock total return results.

AVERAGE ANNUAL TOTAL RETURN
  AS OF OCTOBER 31, 1996

3 YEAR    1 YEAR      SINCE
                    INCEPTION
                    (11/12/92)

15.31%    17.77%      14.81%

                               STANDARD &
              GROWTH FUND      POORS 500
30-Nov-92        9,525          10,000
31-Dec-92        9,633          10,123
31-Jan-93        9,708          10,208
28-Feb-93        9,839          10,347
31-Mar-93       10,045          10,566
30-Apr-93        9,792          10,310
28-May-93       10,055          10,586
30-Jun-93       10,073          10,616
30-Jul-93       10,027          10,574
31-Aug-93       10,401          10,975
30-Sep-93       10,317          10,891
31-Oct-93       10,523          11,116
30-Nov-93       10,420          11,010
31-Dec-93       10,542          11,142
31-Jan-94       10,896          11,520
28-Feb-94       10,600          11,206
31-Mar-94       10,131          10,718
30-Apr-94       10,255          10,855
31-May-94       10,418          11,031
30-Jun-94       10,160          10,760
31-Jul-94       10,494          11,112
31-Aug-94       10,915          11,565
30-Sep-94       10,647          11,281
31-Oct-94       10,887          11,533
30-Nov-94       10,494          11,114
31-Dec-94       10,646          11,278
31-Jan-95       10,921          11,570
28-Feb-95       11,345          12,021
31-Mar-95       11,650          12,375
30-Apr-95       11,985          12,739
31-May-95       12,458          13,247
30-Jun-95       12,743          13,555
31-Jul-95       13,157          14,004
31-Aug-95       13,186          14,039
30-Sep-95       13,748          14,631
31-Oct-95       13,698          14,579
30-Nov-95       14,299          15,218
31-Dec-95       14,567          15,511
31-Jan-96       15,057          16,039
29-Feb-96       15,186          16,188
31-Mar-96       15,328          16,344
30-Apr-96       15,560          16,585
31-May-96       15,959          17,012
30-Jun-96       16,011          17,076
31-Jul-96       15,302          16,322
31-Aug-96       15,624          16,667
30-Sep-96       16,488          17,604
31-Oct-96       16,952          18,090

JACKSON NATIONAL
TOTAL RETURN FUND
This graph compares the total return performance of the Jackson National Total Return Fund to the Standard & Poor's 500 Composite Stock Price Index and the Lehman Brothers Aggregate Bond Index, which are unmanaged, commonly used measure of total return results for common stocks and bonds, respectively.
The Jackson National Total Return Fund consists of approximately 55% common stocks, with the balance primarily in bonds.

AVERAGE ANNUAL TOTAL RETURN
  AS OF OCTOBER 31, 1996


3 YEAR    1 YEAR      SINCE
                    INCEPTION
                    (11/12/92)

10.98%    10.69%      12.18%

                               STANDARD &      LEHMAN BROS
              TOTAL RETURN     POORS 500       AGGR. BOND
30-Nov-92        9,525          10,000          10,000
31-Dec-92        9,710          10,123          10,159
31-Jan-93        9,862          10,208          10,354
28-Feb-93       10,032          10,347          10,535
31-Mar-93       10,249          10,566          10,580
30-Apr-93       10,145          10,310          10,654
28-May-93       10,211          10,586          10,667
30-Jun-93       10,494          10,616          10,860
30-Jul-93       10,513          10,574          10,922
31-Aug-93       10,797          10,975          11,114
30-Sep-93       10,740          10,891          11,144
31-Oct-93       10,844          11,116          11,185
30-Nov-93       10,740          11,010          11,090
31-Dec-93       10,872          11,142          11,150
31-Jan-94       11,186          11,520          11,300
28-Feb-94       10,993          11,206          11,103
31-Mar-94       10,608          10,718          10,829
30-Apr-94       10,618          10,855          10,743
31-May-94       10,740          11,031          10,742
30-Jun-94       10,638          10,760          10,718
31-Jul-94       10,821          11,112          10,931
31-Aug-94       11,166          11,565          10,944
30-Sep-94       10,912          11,281          10,783
31-Oct-94       10,912          11,533          10,774
30-Nov-94       10,689          11,114          10,797
31-Dec-94       10,826          11,278          10,872
31-Jan-95       11,121          11,570          11,087
28-Feb-95       11,522          12,021          11,351
31-Mar-95       11,755          12,375          11,420
30-Apr-95       11,955          12,739          11,580
31-May-95       12,431          13,247          12,028
30-Jun-95       12,526          13,555          12,116
31-Jul-95       12,800          14,004          12,089
31-Aug-95       12,948          14,039          12,236
30-Sep-95       13,339          14,631          12,354
31-Oct-95       13,392          14,579          12,515
30-Nov-95       13,888          15,218          12,793
31-Dec-95       14,162          15,511          13,015
31-Jan-96       14,502          16,039          12,993
29-Feb-96       14,502          16,188          13,028
31-Mar-96       14,585          16,344          13,203
30-Apr-96       14,679          16,585          13,177
31-May-96       14,902          17,012          13,103
30-Jun-96       14,913          17,076          13,011
31-Jul-96       14,596          16,322          12,785
31-Aug-96       14,855          16,667          12,869
30-Sep-96       15,254          17,604          13,049
31-Oct-96       15,571          18,090          13,245

These graphs assume an initial investment of $10,000 made on November 30, 1992. Returns shown include the effect of the 4.75% maximum sales charge, the reinvestment of all distributions at net asset value and the change in share price for the stated periods. The indices cited represent unmanaged groups of securities or bonds differing from the composition of the Jackson National Capital Management Funds. Returns indicate past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                      [PRICE WATERHOUSE LLP LETTERHEAD]




                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and
Board of Trustees of
Jackson National Capital Management Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Jackson National Money Market Fund, Jackson National Tax-Exempt Fund, Jackson National Income Fund, Jackson National Growth Fund and Jackson National Total Return Fund (constituting Jackson National Capital Management Funds, hereafter referred to as the "Funds") at October 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended October 31, 1996 and for the period November 12, 1992 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As discussed in Note 6, on November 5, 1996, the Board of Trustees approved an Agreement and Plan of Liquidation (the "Plan") for the Trust. As part of the Plan, on a date not later than December 20, 1996, the Fund will cease operations and the shareholders of each Fund will have their shares redeemed for cash.

/s/ Price Waterhouse LLP

December 10, 1996

                    JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996


                                                                    MONEY MARKET  TAX-EXEMPT    INCOME        GROWTH   TOTAL RETURN
                                                                         FUND       FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at cost                             $22,414,069  $20,841,010  $22,024,301  $14,672,238  $23,830,848
------------------------------------------------------------------------------------------------------------------------------------
     Investments in securities, at value                            $22,414,069  $21,286,991  $22,290,569  $20,490,151  $27,525,982
     Cash                                                                 2,553      155,783       36,940      104,810       49,485
     Receivables:
          Dividends and interest                                           -         387,539      420,928       29,398      217,981
          Fund shares sold                                               28,193        1,868          237        2,788        1,494
          Investment securities sold                                       -            -         430,873           49      994,031
     Prepaid expenses                                                    10,652       10,652       10,652       10,652       10,652
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                         22,455,467   21,842,833   23,190,199   20,637,848   28,799,625
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
     Payables:
          Dividends to shareholders                                       2,612        2,380        1,619         -            -
          Fund shares redeemed                                           78,268         -           1,865          930          130
          Investment securities purchased                                  -            -         412,695       78,845    1,009,963
     Accrued expenses and other liabilities                              47,783       35,370       38,464       41,743       42,293
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                       128,663       37,750      454,643      121,518    1,052,386
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $22,326,804  $21,805,083  $22,735,556  $20,516,330  $27,747,239
===================================================================================================================================

NET ASSETS CONSIST OF
     Paid-in capital                                                $22,326,804  $21,243,390  $23,310,701  $14,256,114  $21,031,423
     Undistributed net investment income                                   -             400        4,140      291,454      835,005
     Accumulated net realized gains (losses) on investments                -         115,312     (845,553)     150,849    2,185,677
     Net unrealized appreciation on investments                            -         445,981      266,268    5,817,913    3,695,134
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $22,326,804  $21,805,083  $22,735,556  $20,516,330  $27,747,239
===================================================================================================================================

===================================================================================================================================
SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED NUMBER OF
     SHARES AUTHORIZED)                                              22,326,804    2,110,080    2,268,522    1,560,647    2,093,261
===================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                            $1.00       $10.33       $10.02       $13.15       $13.26
===================================================================================================================================
MAXIMUM PUBLIC OFFERING PRICE (Net Asset Value Per Share divided
by 0.9525 for a 4.75% sales charge except for the Money Market Fund)      $1.00       $10.85       $10.52       $13.81       $13.92
===================================================================================================================================

See notes to financial statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996


                                                                           MONEY MARKET    TAX-EXEMPT      INCOME        GROWTH
                                                                               FUND           FUND          FUND          FUND
==================================================================================================================================
INVESTMENT INCOME
     Dividends                                                               $      -      $      -      $   17,542    $  389,058
     Interest                                                                 1,247,134     1,152,468     1,459,519           -
     Other income
     Foreign tax withholding                                                        -             -             -          (2,578)
----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                       1,247,134     1,152,468     1,477,061       386,480
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
     Administrative service fees                                                    -          54,427        55,658        42,524
     Adviser fees                                                               112,495       108,853       133,580        42,524
     Custodian fees                                                              15,966         4,579         9,371        18,877
     Portfolio accounting fees                                                   42,000        42,000        42,000        42,000
     Professional fees                                                           24,843        24,843        24,843        24,843
     Regulatory fees                                                             20,815        18,835        18,785        19,410
     Transfer agency fees                                                       118,474        85,567        85,462        90,490
     Trustee fees                                                                 1,600         1,600         1,600         1,600
     Other                                                                        8,283         4,392         4,930        13,538
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                  344,476       345,096       376,229       295,806
Less:
     Reimbursement from Adviser                                                (232,002)     (149,703)     (153,637)     (253,603)
     Fees paid indirectly                                                          (268)       (5,088)       (3,242)       (2,491)
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                    112,206       190,305       219,350        39,712
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         1,134,928       962,163     1,257,711       346,768
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains on investments                                              -         115,291        60,033       174,710
     Net change in unrealized appreciation (depreciation) on investments            -        (197,444)     (235,323)    3,039,514
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses) on Investments                           -         (82,153)     (175,290)    3,214,224
----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $1,134,928    $  880,010    $1,082,421    $3,560,992
==================================================================================================================================
                                                                            TOTAL RETURN
                                                                                FUND
========================================================================================
INVESTMENT INCOME
     Dividends                                                               $  452,429
     Interest                                                                   829,728
     Other income
     Foreign tax withholding                                                        -
----------------------------------------------------------------------------------------
Total Investment Income                                                       1,282,157
----------------------------------------------------------------------------------------
EXPENSES
     Administrative service fees                                                 65,276
     Adviser fees                                                               182,772
     Custodian fees                                                              17,021
     Portfolio accounting fees                                                   42,000
     Professional fees                                                           24,843
     Regulatory fees                                                             18,935
     Transfer agency fees                                                        95,871
     Trustee fees                                                                 1,600
     Other                                                                        7,740
----------------------------------------------------------------------------------------
Total Expenses                                                                  456,058
Less:
     Reimbursement from Adviser                                                (142,926)
     Fees paid indirectly                                                        (3,110)
----------------------------------------------------------------------------------------
Net Expenses                                                                    310,022
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           972,135
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains on investments                                        2,186,531
     Net change in unrealized appreciation (depreciation) on investments        706,879
----------------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses) on Investments                     2,893,410
----------------------------------------------------------------------------------------
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $3,865,545
========================================================================================

See notes to financial statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                        MONEY MARKET FUND                   TAX-EXEMPT FUND
                                                                  ---------------------------         --------------------------
                                                                  Year ended       Year ended         Year ended      Year ended
                                                                   10/31/96         10/31/95           10/31/96        10/31/95
===================================================================================================================================
OPERATIONS:
     Net investment income                                        $  1,134,928    $  1,145,465     $   962,163     $  1,090,985
     Net realized gains on investments                                    -               -            115,291           82,674
     Net change in unrealized appreciation (depreciation) on
     investments                                                          -               -           (197,444)       1,448,037
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 1,134,928       1,145,465         880,010        2,621,696
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                          (1,134,928)     (1,145,465)       (962,315)      (1,090,902)
     Net realized gains on investments                                    -               -            (82,667)        (187,566)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                 (1,134,928)     (1,145,465)     (1,044,982)      (1,278,468)
----------------------------------------------------------------------------------------------------------------------------------

TRUST SHARE TRANSACTIONS:
     Purchases of trust shares                                      25,919,612      41,294,922         220,399          666,409
     Reinvested income dividends                                     1,095,831       1,105,023         952,013        1,077,486
     Reinvested capital gain distributions                                -               -             81,622          187,004
     Redemptions of trust shares                                   (28,786,349)    (27,404,428)       (993,367)     (11,028,400)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                            (1,770,906)     14,995,517         260,667       (9,097,501)
----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                               (1,770,906)     14,995,517          95,695       (7,754,273)
Net Assets Beginning of Period                                      24,097,710       9,102,193      21,709,388       29,463,661
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD                                          $ 22,326,804    $ 24,097,710     $21,805,083     $ 21,709,388
==================================================================================================================================

==================================================================================================================================
Undistributed Net Investment Income                               $       -       $       -        $       400     $        552
==================================================================================================================================

See notes to financial statements.

                                                                            INCOME FUND                      GROWTH FUND
                                                                  ---------------------------         --------------------------
                                                                  Year ended       Year ended         Year ended      Year ended
                                                                   10/31/96         10/31/95           10/31/96        10/31/95
===================================================================================================================================
OPERATIONS:
     Net investment income                                        $  1,257,711    $  1,416,237     $   346,768     $    517,506
     Net realized gains on investments                                  60,033          84,845         174,710        3,128,377
     Net change in unrealized appreciation (depreciation) on
     investments                                                      (235,323)      1,313,114       3,039,514         (218,864)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 1,082,421       2,814,196       3,560,992        3,427,019
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                          (1,254,060)     (1,416,253)       (408,271)        (794,089)
     Net realized gains on investments                                    -               -         (3,140,705)        (183,124)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                 (1,254,060)     (1,416,253)     (3,548,976)        (977,213)
----------------------------------------------------------------------------------------------------------------------------------

TRUST SHARE TRANSACTIONS:
     Purchases of trust shares                                         442,391         593,692       5,646,930        2,885,484
     Reinvested income dividends                                     1,236,036       1,392,590         407,601          793,295
     Reinvested capital gain distributions                                -               -          3,135,442          182,992
     Redemptions of trust shares                                      (876,092)    (10,718,110)     (2,229,617)     (27,735,223)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                               802,335      (8,731,828)      6,960,356      (23,873,452)
----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                                  630,696      (7,333,885)      6,972,372      (21,423,646)
Net Assets Beginning of Period                                      22,104,860      29,438,745      13,543,958       34,967,604
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD                                          $ 22,735,556    $ 22,104,860     $20,516,330     $ 13,543,958
==================================================================================================================================

==================================================================================================================================
Undistributed Net Investment Income                               $      4,140    $        489     $   291,454     $    352,957
==================================================================================================================================

See notes to financial statements.

                                                                       TOTAL RETURN FUND
                                                                  ---------------------------
                                                                  Year ended       Year ended
                                                                   10/31/96         10/31/95
==============================================================================================
OPERATIONS:
     Net investment income                                        $    972,135    $  1,083,111
     Net realized gains on investments                               2,186,531       1,555,619
     Net change in unrealized appreciation (depreciation) on
     investments                                                       706,879       2,295,607
----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 3,865,545       4,934,337
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                            (979,327)     (1,356,169)
     Net realized gains on investments                              (1,555,659)        (20,167)
----------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                 (2,534,986)     (1,376,336)
----------------------------------------------------------------------------------------------

TRUST SHARE TRANSACTIONS:
     Purchases of trust shares                                       2,144,409       1,829,337
     Reinvested income dividends                                       972,799       1,353,794
     Reinvested capital gain distributions                           1,546,016          20,149
     Redemptions of trust shares                                    (1,896,282)    (18,925,616)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                             2,766,942     (15,722,336)
----------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                                4,097,501     (12,164,335)
Net Assets Beginning of Period                                      23,649,738      35,814,073
----------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD                                          $ 27,747,239    $ 23,649,738
==============================================================================================

==============================================================================================
Undistributed Net Investment Income                               $    835,005    $    842,197
==============================================================================================
See notes to financial statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                              FINANCIAL HIGHLIGHTS

                                                                             MONEY MARKET FUND                   TAX-EXEMPT FUND
                                                               -------------------------------------------     -------------------
                                                                 Year       Year       Year       Period         Year       Year
                                                                ended      ended      ended       ended         ended      ended
                                                               10/31/96   10/31/95   10/31/94    10/31/93*     10/31/96   10/31/95
==================================================================================================================================
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                             $1.00      $1.00      $1.00       $1.00        $10.41      $9.87
Income From Investment Operations:
     Net investment income (c)                                    0.05       0.06       0.04        0.03          0.46       0.48
     Net realized and unrealized gains (losses) on investments     -          -          -           -           (0.04)      0.60
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.05       0.06       0.04        0.03          0.42       1.08
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                                       (0.05)     (0.06)     (0.04)      (0.03)        (0.46)     (0.48)
     Net realized gains on investments                             -          -          -           -           (0.04)     (0.06)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                              (0.05)     (0.06)     (0.04)      (0.03)        (0.50)     (0.54)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         -          -          -           -           (0.08)      0.54
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $1.00      $1.00      $1.00       $1.00        $10.33     $10.41
==================================================================================================================================

TOTAL RETURN (a)                                                  5.18%      5.87%      3.94%       3.25%         4.10%     11.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $22,327    $24,098     $9,102      $4,115       $21,805    $21,709
Ratio of net expenses to average net assets (b)(d)                0.50%      0.31%       -           -            0.88%      0.88%
Ratio of net investment income to average net assets (b)(d)       5.09%      5.71%      4.00%       3.15%         4.45%      4.64%
Portfolio turnover rate                                            -          -          -           -           61.68%     79.18%
Average commission rate paid                                       -          -          -           -             -          -

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT OR OFFSET
Ratio of expenses to average net assets (b)(e)                    1.54%      1.69%      3.19%       5.35%         1.60%      1.54%
Ratio of net investment income to average net assets (b)(e)       4.05%      4.33%      0.81%     (2.20)%         3.74%      3.98%
==================================================================================================================================
                                                                 TAX-EXEMPT FUND                        INCOME FUND
                                                               --------------------     --------------------------------------------
                                                                 Year      Period         Year       Year        Year       Period
                                                                ended      ended         ended      ended       ended       ended
                                                               10/31/94   10/31/93*     10/31/96   10/31/95    10/31/94    10/31/93*
====================================================================================================================================
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                            $10.78     $10.00        $10.10      $9.49      $10.80      $10.00
Income From Investment Operations:
     Net investment income (c)                                    0.46       0.44          0.57       0.60        0.57        0.57
     Net realized and unrealized gains (losses) on investments   (0.91)      0.78         (0.09)      0.61       (1.24)       0.80
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (0.45)      1.22          0.48       1.21       (0.67)       1.37
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                                       (0.46)     (0.44)        (0.56)     (0.60)      (0.57)      (0.57)
     Net realized gains on investments                             -          -             -          -         (0.07)        -
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                              (0.46)     (0.44)        (0.56)     (0.60)      (0.64)      (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       (0.91)      0.78         (0.08)      0.61       (1.31)       0.80
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $9.87     $10.78        $10.02     $10.10       $9.49      $10.80
====================================================================================================================================

TOTAL RETURN (a)                                                 (4.27)%    12.82%         4.96%     13.13%      (6.42)%     14.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $29,464    $29,890       $22,736    $22,105     $29,439     $30,331
Ratio of net expenses to average net assets (b)(d)                0.90%      0.88%         0.99%      0.97%       0.97%       0.99%
Ratio of net investment income to average net assets (b)(d)       4.46%      4.38%         5.69%      6.01%       5.68%       5.66%
Portfolio turnover rate                                          41.74%      0.00%       110.60%    100.91%     141.95%      31.49%
Average commission rate paid                                       -          -             -          -           -           -

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT OR OFFSET
Ratio of expenses to average net assets (b)(e)                    1.22%      1.07%         1.70%      1.66%       1.30%       1.18%
Ratio of net investment income to average net assets (b)(e)       4.14%      4.19%         4.98%      5.32%       5.35%       5.47%
====================================================================================================================================

*    From commencement of operations on November 12, 1992.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b)  The amounts for the period ended October 31, 1993 have been annualized.
(c) For the years ended October 31, 1996 and October 31, 1995, less than $.01 per share of investment income in the Tax-Exempt Fund is subject to federal taxes. In prior years, no investment income in the Tax-Exempt Fund was subject to federal taxes.
(d) Computed after giving effect to the Adviser's expense reimbursement and after the credit for fees paid indirectly.
(e) For the years ended October 31, 1996 and October 31, 1995, the manner in which total expenses are calculated was changed to exclude expense offsets for custodian fees (i.e., fees paid indirectly).

See notes to financial statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                              FINANCIAL HIGHLIGHTS




                                                                                GROWTH FUND
                                                             --------------------------------------------------
                                                             Year ended   Year ended   Year ended  Period ended
                                                               10/31/96     10/31/95     10/31/94     10/31/93*
==============================================================================================================
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                            $13.91       $11.38       $11.24       $10.00
Income From Investment Operations:
     Net investment income (c)                                    0.23         0.42         0.25         0.23
     Net realized and unrealized gains (losses) on investments    2.50         2.43         0.13         1.05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                  2.73         2.85         0.38         1.28
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                                       (0.40)       (0.26)       (0.24)       (0.04)
     Net realized gains on investments                           (3.09)       (0.06)         -            -
--------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                              (3.49)       (0.32)       (0.24)       (0.04)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       (0.76)        2.53         0.14         1.24
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.15       $13.91       $11.38       $11.24
==============================================================================================================

TOTAL RETURN (a)                                                 23.75%       25.83%        3.46%       13.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $20,516      $13,544      $34,968      $31,719
Ratio of net expenses to average net assets (b)(d)                0.24%        0.23%        0.46%        0.49%
Ratio of net investment income to average net assets (b)(d)       2.05%        2.60%        2.32%        2.27%
Portfolio turnover rate                                           3.23%        9.10%        2.83%        0.53%
Average commission rate paid                                     $0.03          -            -            -

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT OR OFFSET
Ratio of expenses to average net assets (b)(e)                    1.75%        1.57%        0.96%        0.85%
Ratio of net investment income to average net assets (b)(e)       0.54%        1.26%        1.83%        1.91%
==============================================================================================================

See notes to financial statements.


                                                                                   TOTAL RETURN FUND
                                                                   ---------------------------------------------------
                                                                   Year ended    Year ended   Year ended  Period ended
                                                                    10/31/96      10/31/95     10/31/94     10/31/93*
====================================================================================================================
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                                  $12.68       $10.75       $11.48       $10.00
Income From Investment Operations:
     Net investment income (c)                                          0.47         0.53         0.40         0.43
     Net realized and unrealized gains (losses) on investments          1.46         1.82        (0.33)        1.11
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.93         2.35         0.07         1.54
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                                             (0.52)       (0.41)       (0.44)       (0.06)
     Net realized gains on investments                                 (0.83)       (0.01)       (0.36)         -
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                    (1.35)       (0.42)       (0.80)       (0.06)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              0.58         1.93        (0.73)        1.48
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $13.26       $12.68       $10.75       $11.48
====================================================================================================================

TOTAL RETURN (a)                                                       16.27%       22.72%        0.63%       15.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $27,747      $23,650      $35,814      $32,418
Ratio of net expenses to average net assets (b)(d)                      1.20%        1.16%        1.16%        1.18%
Ratio of net investment income to average net assets (b)(d)             3.75%        4.22%        3.82%        4.26%
Portfolio turnover rate                                                89.85%       90.23%       50.29%       56.86%
Average commission rate paid                                           $0.04          -            -            -

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT OR OFFSET
Ratio of expenses to average net assets (b)(e)                          1.76%        1.79%        1.35%        1.27%
Ratio of net investment income to average net assets (b)(e)             3.19%        3.59%        3.63%        4.17%
====================================================================================================================


See notes to financial statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1 - ORGANIZATION

Jackson National Capital Management Funds (the "Trust") is a Massachusetts Business Trust registered as an open-ended diversified management
investment company under the Investment Company Act of 1940.   The Trust is
comprised of five separate investment portfolios (the "Funds"): the Money Market Fund, Tax-Exempt Fund, Income Fund, Growth Fund and Total Return Fund.

Jackson National Financial Services, Inc., a wholly-owned subsidiary Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for each Fund.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Bonds are generally valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. If the approved pricing services are unable to price a bond, broker quotations are used. When quotations are not available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the Money Market Fund, are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

The percentage of income from the Income Fund, the Growth Fund and the Total Return Fund which is eligible for the corporate dividend received deduction, for the year ended October 31, 1996, is 1%, 96%, and 30%, respectively. The percentage of income from the Tax-Exempt Fund which is exempt from federal income tax, for the year ended October 31, 1996, is 99%. For federal income tax purposes, the Income Fund had a capital loss carryover totaling $835,619 expiring in 2002 which can be used to offset future realized capital gains. For the year ended October 31, 1996, the Income Fund utilized $70,121 of its net capital loss carryforward.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from the Money Market Fund are declared daily and distributed monthly. Dividends from the Tax-Exempt Fund and Income Fund are declared and paid monthly. Dividends from the Growth Fund and Total Return Fund are declared and paid annually, but may be done more frequently to avoid excise tax. Net realized capital gains, if any, are distributed at least annually. Dividends are payable in cash or may be reinvested in additional shares of the Funds at net asset value.

CREDIT RISK - The Funds may hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the variable rate demand note issuer and does not anticipate nonperformance on these instruments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The funds, excluding the
Growth Fund, may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

UNREGISTERED SECURITIES - The Income and Total Return Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of these securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 10% of the net assets of a Fund.

OTHER - Security and fund share transactions are accounted for on trade date. Realized gains and losses are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of premiums and discounts, is accrued daily.


NOTE 3 - INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Management Agreement with the Adviser for management of each Fund's portfolio and for the administration of other Trust affairs. As compensation for its services, the Adviser receives a fee from each Fund. The adviser fee, which is accrued daily and payable monthly, is computed based on an annual rate of the average daily net assets of each Fund as follows:


                            Money Market Fund           .50%
                            Tax-Exempt Fund             .50%
                            Income Fund                 .60%
                            Growth Fund                 .25%
                            Total Return Fund           .70%

The Trust has also entered into an Administrative Services Agreement with the Adviser. Under the agreement, the Adviser appoints various broker-dealers and other firms to provide, or itself provides, information and administrative services to the Funds' shareholders. The administration fee, which is accrued daily and payable monthly, is computed at an annual rate of .25% of each Fund's average daily net assets, with the exception of the Money Market Fund, which does not pay the administration fee.

The Adviser has entered into a Sub-Advisory Agreement with PPM America,
Inc., an affiliate of the Adviser. The sub-advisory fee, which is paid monthly by the Adviser, is calculated at an annual rate of .035% of each Fund's average daily net assets.

Trustees not affiliated with Jackson National or the Adviser receive a fee of $1,000 for each meeting of the Board of Trustees attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $8,000 to non-affiliated Trustees for the year ended October 31, 1996.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, custodian, accounting services and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated in equal proportion to each Fund. Each Fund earns credits on uninvested cash balances held at the custodian. These credits are used to offset custodian expenses and are not included in the total operating expenses for purposes of calculating the Adviser expense reimbursements for all Funds.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to this reimbursement, the Adviser has voluntarily reimbursed the Funds for total operating expenses (before custodian expense reduction) exceeding the following percentages of average daily net assets:


                            Money Market Fund            .50%
                            Tax-Exempt Fund              .90%
                            Income Fund                 1.00%
                            Growth Fund                  .25%
                            Total Return Fund           1.20%


Prior to May 1, 1995, the Adviser reimbursed all expenses in the Money
Market Fund. Prior to October 1, 1994, the expenses that exceeded .50% of average daily net assets in the Growth Fund were reimbursed by the Adviser. Voluntary reimbursements to these Funds may be modified or discontinued at any time by the Adviser.

For the year ended October 31, 1996, the Adviser, who is also the distributor of the Funds, received sales charges of $7,285; $14,724; $119,305; and $62,603 on sales of shares of the Tax-Exempt Fund, Income Fund, Growth Fund, and Total Return Fund, respectively.

NOTE 4 - INVESTMENT TRANSACTIONS

During the year ended October 31, 1996, cost of purchases and proceeds from sales and maturities of securities, other than short-term obligations, were as follows (in thousands):


                                       Tax-                             Total
                                      Exempt   Income      Growth      Return
                                       Fund     Fund        Fund        Fund
                                      -------  ----------  ----------  -------




  Cost of Purchases                   $13,325    $24,748     $4,275     $24,429
  Proceeds from sales and maturities   13,177     23,799        547      23,016


Included in these transactions were purchases and sales of U.S. Government obligations in the Income Fund of $14,320,555, and $16,219,467, respectively, and in the Total Return Fund of $6,881,968, and $8,356,899, respectively.

Cost of investments is substantially the same for financial reporting purposes and federal income tax purposes.

The gross unrealized appreciation and depreciation on investments at October 31, 1996, were as follows (in thousands):

                                         Tax-                       Total
                                        Exempt   Income   Growth   Return
                                         Fund     Fund     Fund     Fund
                                     ----------  -------  -------  -------

Gross unrealized appreciation            $487     $317     $6,143   $3,806
Gross unrealized depreciation             (41)     (51)      (325)    (111)
                                         ----      ---     ------   ------
    Net unrealized
     appreciation (depreciation)         $446     $266     $5,818   $3,695
                                         ====     ====     ======   ======

NOTE 5 - TRUST TRANSACTIONS

Transactions in trust shares were as follows (in thousands):



                                          Money                Tax-                                          Total
                                          Market              Exempt       Income            Growth         Return
                                           Fund                Fund         Fund              Fund           Fund
                                         --------            --------     --------          --------       --------
For year ended October 31, 1996:

Shares purchased                          25,919                21            44               455            170
Income dividends reinvested                1,096                91           124                36             81
Capital gain distributions reinvested       -                    8            -                278            128
Shares redeemed                          (28,786)              (96)          (88)             (182)          (150)
                                         -------               ---           ---              ----           ----
Net increase (decrease)
  of trust shares                         (1,771)               24            80               587            229
                                         =======               ===           ===              ====           ====

                                                 Money           Tax-                                     Total
                                                 Market         Exempt      Income           Growth      Return
                                                  Fund           Fund        Fund             Fund        Fund
                                                --------       --------    --------         --------    ---------
For year ended October 31, 1995:

Shares purchased                                 41,295           66            61             234         162
Income dividends reinvested                       1,105          107           143              73         132
Capital gain distributions reinvested              -              19            -               17           2
Shares redeemed                                 (27,404)      (1,092)       (1,119)         (2,423)     (1,763)
                                               --------      -------       -------         -------     -------
Net increase (decrease)
 of trust shares                                 14,996         (900)         (915)         (2,099)     (1,467)
                                               ========      =======       =======         =======     =======


In February 1995, Jackson National redeemed approximately 2,100,000;
1,040,000; 1,047,000; and 1,630,000 shares in the Money Market Fund, Tax-Exempt Fund, Income Fund and Total Return Fund, respectively. In March 1995, Jackson National redeemed approximately 2,277,000 shares of the Growth Fund. Jackson National continues to have ownership of more than 25% of the outstanding shares of the Tax-Exempt Fund, Income Fund, Growth Fund and Total Return Fund.

NOTE 6 - SUBSEQUENT EVENT

On November 5, 1996, the Board of Trustees approved an Agreement and Plan of Liquidation (the "Plan") for the Trust. As part of the Plan, on a date not later than December 20, 1996, the Fund will cease operations and the shareholders of each Fund will have their shares redeemed for cash. Jackson National has agreed to compensate any shareholder of each Fund for the amount by which all purchase payment made by that shareholder (including sales charges), less any redemption proceeds previously received, exceeds the shareholder's account balance upon redemption.

                       JACKSON NATIONAL MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                                       PRINCIPAL           MARKET
                                                        AMOUNT             VALUE
                                                       ---------           ------
COMMERCIAL PAPER - 100%
CAPTIVE FINANCE COMPANIES - 23.67%
American Express Credit
   5.30%, 02/21/1997                                    $675,000       $   663,870
Chrysler Financial Corporation
   5.41%, 01/28/1997                                     295,000           291,099
   5.41%, 02/04/1997                                     257,000           253,331
   5.33%, 02/24/1997                                     120,000           117,957
   5.40%, 02/28/1997                                     238,000           233,752
Ford Motor Credit Corporation
   5.36%, 12/03/1996                                     140,000           139,333
   5.44%, 01/30/1997                                     250,000           246,600
   5.40%, 02/28/1997                                     145,000           142,412
   5.33%, 03/28/1997                                     180,000           176,083
   5.32%, 03/31/1997                                     175,000           171,121
General Motors Acceptance Corporation
   5.54%, 11/19/1996                                     120,000           119,668
   5.56%, 12/13/1996                                     100,000            99,351
   5.60%, 12/23/1996                                     110,000           109,110
   5.62%, 02/03/1997                                     170,000           167,505
   5.34%, 03/31/1997                                     100,000            97,775
   5.39%, 06/06/1997                                     200,000           193,502
   5.38%, 06/12/1997                                     120,000           116,001
J.C. Penney Funding Corporation
   5.34%, 11/18/1996                                     260,000           259,345
John Deere Capital Corporation
   5.30%, 01/14/1997                                     195,000           192,876
   5.42%, 02/24/1997                                     183,000           179,832
Pitney Bowes Credit Corporation
   5.32%, 04/08/1997                                     465,000           454,143
Sears Roebuck Acceptance
   5.44%, 01/31/1997                                     470,000           463,537
   5.32%, 02/26/1997                                     425,000           417,651
                                                                       -----------
                                                                         5,305,854
CHEMICALS - .91%
DuPont (E.I.) De Nemours
   5.52%, 12/18/1996                                     205,000           203,523

COMPUTERS & TECHNOLOGY - 3.94%
IBM Corporation
   5.39%, 11/13/1996                                     130,000           129,767
   5.24%, 11/21/1996                                     195,000           194,432
   5.35%, 11/26/1996                                     170,000           169,369
   5.31%, 01/09/1997                                     135,000           133,626
   5.29%, 01/24/1997                                     260,000           256,791
                                                                       -----------
                                                                           883,985

CONSUMER FINANCE - 15.17%
American General Finance Corporation
   5.31%, 11/27/1996                                     270,000           268,965
   5.30%, 12/16/1996                                     255,000           253,311
   5.31%, 03/031997                                      400,000           392,802


Beneficial Corporation
   5.25%, 11/06/1996                                     150,000           149,891
   5.40%, 12/18/1996                                     100,000            99,295
   5.30%, 12/19/1996                                     195,000           193,622
   5.32%, 02/10/1997                                     200,000           197,015
   5.31%, 02/27/1997                                     215,000           211,258
Household Finance Corporation
   5.30%, 11/01/1996                                     300,000           300,000
   5.32%, 01/06/1997                                     210,000           207,952
   5.40%, 01/06/1997                                     320,000           316,832
Norwest Financial, Inc.
   5.30%, 11/13/1996                                     180,000           179,682
   5.30%, 01/07/1997                                     475,000           470,314
   5.31%, 01/17/1997                                     160,000           158,182
                                                                       -----------
                                                                         3,399,121
CONSUMER PRODUCTS - 10.26%
Coca-Cola Company
   5.40%, 11/05/1996                                     221,000           220,868
ConAgra, Inc.
   5.50%, 11/20/1996                                     320,000           319,071
   5.47%, 12/23/1996                                     110,000           109,131
H.J. Heinz Company
   5.35%, 11/04/1996                                     200,000           199,911
   5.30%, 11/19/1996                                     125,000           124,669
Hasbro Inc
   5.45%, 11/19/1996                                     270,000           269,264
   5.47%, 11/25/1996                                     340,000           338,760
   5.37%,, 12/13/1996                                    230,000           228,559
Procter & Gamble Company
   5.30%, 01/15/1997                                     243,000           240,317
Tyson Foods, Inc.
   5.40%, 11/01/1996                                     250,000           250,000
                                                                       -----------
                                                                         2,300,550
HEALTH CARE - 10.85%
Allergan, Inc.
   5.38%, 11/12/1996                                     415,000           414,318
   5.38%, 11/12/1996                                     200,000           199,671
American Home Products
   5.28%, 11/01/1996                                     495,000           495,000
   5.27%, 11/15/1996                                     400,000           399,180
Schering Corporation
   5.44%, 11/12/1996                                     320,000           319,468
   5.35%, 01/29/1997                                     250,000           246,694
   5.35%, 01/29/1997                                     110,000           108,545
Schering-Plough Corporation
   5.43%, 11/19/1996                                     250,000           249,321
                                                                       -----------
                                                                         2,432,197
INDEPENDENT FINANCE COMPANIES - 10.83%
Associates Corporation
   5.41%, 11/20/1996                                     300,000           299,143
   5.43%, 12/12/1996                                     300,000           298,145
   5.31%, 01/22/1997                                     325,000           321,069
CIT Holding Group, Inc.
   5.29%, 01/08/1997                                     615,000           608,855


General Electric Capital Corporation
   5.50%, 11/05/1996                                     155,000           154,905
   5.29%, 11/15/1996                                     210,000           209,568
   5.29%, 01/30/1997                                     175,000           172,685
   5.35%, 02/14/1997                                     220,000           216,567
   5.33%, 03/31/1997                                     150,000           146,669
                                                                       -----------
                                                                         2,427,606
INSURANCE - 3.33%
USAA Capital Corporation
   5.40%, 12/09/1996                                     125,000           124,288
   5.42%, 12/10/1996                                     200,000           198,826
   5.32%, 02/25/1997                                     430,000           422,629
                                                                       -----------
                                                                           745,743
MEDIA - 1.40%
McGraw Hill, Inc.
   5.45%, 11/26/1996                                     316,000           314,804

MORTGAGE BANKING - 3.97%
Countrywide Funding Corporation
   5.26%, 11/14/1996                                     200,000           199,620
   5.28%, 12/05/1996                                     370,000           368,155
   5.36%, 01/23/1997                                     325,000           320,984
                                                                       -----------
                                                                           888,759

PACKAGING - 1.69%
Crown Cork and Seal Company
   5.47%, 11/25/1996                                     220,000           219,194
   5.40%, 12/11/1996                                     160,000           159,040
                                                                       -----------
                                                                           378,234

RETAIL - 1.25%
Wal-Mart Corporation
   5.25%,  11/01/1996                                    180,000           180,000
   5.55%, 11/01/1996                                     100,000           100,000
                                                                       -----------
                                                                           280,000

TELECOMMUNICATIONS - 12.73%
Ameritech Corporation
   5.33%, 07/11/1997                                     260,000           250,299
AT&T Corporation
   5.30%, 11/05/1996                                     250,000           249,853
   5.34%, 01/10/1997                                     200,000           197,923
   5.35%, 02/18/1997                                     250,000           245,950
Bellsouth Telecommunications
   5.28%, 11/04/1996                                     195,000           194,914
   5.35%, 11/19/1996                                     205,000           204,452
GTE Corporation
   5.30%, 11/04/1996                                     665,000           664,706
   5.32%, 12/17/1996                                     200,000           198,640
Southwestern Bell Capital
   5.40%, 11/22/1996                                     250,000           249,213
   5.40%, 11/22/1996                                     399,000           397,743
                                                                       -----------
                                                                         2,853,693
                                                                       -----------
TOTAL INVESTMENTS - 100%
   (amortized cost $22,414,069)                                        $22,414,069
                                                                       ===========

See notes to financial statements.

                        JACKSON NATIONAL TAX-EXEMPT FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 1996

                                                                                      PRINCIPAL         MARKET
                                                                                       AMOUNT           VALUE
                                                                                      ---------         ------
MUNICIPAL BONDS - 100%
ALABAMA - 3.93%
Birmingham Baptist Medical Center  Special Care Facilities Financing
   5.80%, 11/15/2016                                                                  $400,000      $   401,364
Birmingham Airport Authority Airport Revenue Series A - AMBAC Insured
   7.25%, 07/01/2020                                                                   400,000          435,816
                                                                                                    -----------
                                                                                                        837,180
ARIZONA - 3.80%
Arizona State Transportation Board Highway Revenue
   4.70%, 07/01/2005                                                                   350,000          346,203
Phoenix Series A
   5.20%, 07/01/2005                                                                   250,000          256,827
Salt River Project Electric Systems Revenue
   5.20%, 01/01/2002                                                                   200,000          205,820
                                                                                                    -----------
                                                                                                        808,850
COLORADO - 3.49%
Aurora Colorado Water
   4.75%, 11/01/2014                                                                   300,000          272,898
Denver CO City & County Airport Revenue Series C
   5.50%, 11/15/2016                                                                   500,000          469,955
                                                                                                    -----------
                                                                                                        742,853
CONNECTICUT - 1.97%
Connecticut State Housing Financing Authority
   6.70%, 11/15/2012                                                                   400,000          419,716

FLORIDA - 5.30%
Florida State Dade County
   5.125%, 07/01/2017                                                                  300,000          283,359
Jacksonville Sales Tax Revenue River City Renaissance Project - FGIC Insured
   6.00%, 10/01/2003                                                                   370,000          399,012
Orlando Utilities Community Water & Electric Revenue
   5.00%, 10/01/2013                                                                   475,000          445,560
                                                                                                    -----------
                                                                                                      1,127,931
GEORGIA - 2.69%
Georgia State Series D
   6.80%, 08/01/2006                                                                   500,000          572,895

HAWAII - 1.53%
Honolulu City & County Series C
   4.875%, 09/01/2012                                                                  350,000          325,997

ILLINOIS - 6.26%
Chicago Metropolitan Water
   5.40%, 12/01/2006                                                                   400,000          411,256
Chicago Wastewater Transmission Revenue - FGIC Insured
   5.375%, 01/01/2013                                                                  500,000          490,180
Illinois State Sales Tax Revenue Series M
   6.80%, 06/15/2009                                                                   400,000          432,044
                                                                                                    -----------
                                                                                                      1,333,480
INDIANA - 6.29%
Indianapolis Transportation Revenue
   6.00%, 07/01/2010                                                                   405,000          420,754
Indiana State Health Facilities
   5.60%, 05/15/2014                                                                   500,000          490,145
Indianapolis Airport Authority Revenue
   7.10%, 01/15/2017                                                                   400,000          427,716
                                                                                                    -----------
                                                                                                      1,338,615


KENTUCKY - 6.76%
Kentucky State Property & Buildings Community Revenues
   5.50%, 11/01/2006                                                                   420,000          434,364
Kentucky State Turnpike Authority Economic Development Revenue
   5.375%, 01/01/2000                                                                  500,000          513,340
Kenton County Airport Board Revenue
   6.125%, 02/01/2022                                                                  500,000          490,250
                                                                                                    -----------
                                                                                                      1,437,954
LOUISIANA - 2.12%
East Baton Rouge Parish Sales & Use Tax Series A - FGIC Insured
   4.80%, 02/01/2013                                                                   500,000          451,210

MARYLAND - 3.02%
University of Maryland System Auxiliary Facility & Tuition Revenue
   6.30%, 02/01/2008                                                                   365,000          393,368
Washington Suburban Sanitation District
   3.75%, 06/01/1998                                                                   250,000          249,612
                                                                                                    -----------
                                                                                                        642,980
MASSACHUSETTS - 3.13%
Massachusetts State Convention Center Authority Hynes Convention Center
   5.90%, 09/01/1998                                                                   400,000          412,496
Massachusetts State Health & Educational Facilities Authority Revenue
   5.60%, 11/01/2014                                                                   250,000          253,691
                                                                                                    -----------
                                                                                                        666,187
MICHIGAN - 1.87%
Michigan State Building Authority Revenue
   5.625%, 10/01/2010                                                                  400,000          397,880

MISSOURI - 2.02%
Missouri State Environmental Improvement & Energy Resource Authority
   6.45%, 07/01/2008                                                                   400,000          428,988

NEVADA - 2.37%
Clark County School District
   7.65%, 05/01/2010                                                                   450,000          504,693

NEW JERSEY - 2.25%
Camden County Municipal Utilities Authority Sewer Revenue
   8.25%, 12/01/2017                                                                   450,000          479,894

NEW MEXICO - 2.54%
Gallup New Mexico Pollution Control Revenue
   6.45%, 08/15/2006                                                                   500,000          541,680

NEW YORK - 7.57%
New York City Municpal Water Financial Authority Water & Sewer System
   7.00%, 06/15/2009                                                                   350,000          384,976
New York State Dormatory Authority Revenue - MBIA Insured
   5.70%, 07/01/2011                                                                   450,000          464,256
New York  Series C
   5.50%, 10/01/2016                                                                   395,000          359,817
Triborough Bridge & Tunnel Authority
   5.50%, 01/01/2017                                                                   400,000          401,420
                                                                                                    -----------
                                                                                                      1,610,469
NORTH CAROLINA - 1.85%
Mecklenburg County
   5.00%, 04/01/2009                                                                   400,000          394,528

OHIO - 4.09%
Columbus Water System Revenue
   6.10%, 11/01/2003                                                                   415,000          447,204
Cuyahoga County Hospital Revenue
   6.00%, 01/15/2003                                                                   400,000          424,364
                                                                                                    -----------
                                                                                                        871,568

PENNSYLVANIA - 1.91%
Pennsylvania Housing & Finance Authority - FNMA Insured
   5.55%, 07/01/2007                                                                   400,000          407,208

PUERTO RICO - 1.72%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities
   5.10%, 12/01/2018                                                                   400,000          365,360

SOUTH CAROLINA - 2.06%
Columbia Waterworks & Sewer Systems Revenue
   6.50%, 02/01/2002                                                                   405,000          437,947

TEXAS - 8.00%
University of Texas Revenue
   6.10%, 08/15/1997                                                                   200,000          203,678
Dallas Waterworks & Sewer
   5.90%, 10/01/1999                                                                   300,000          312,933
Harris County
   5.125%, 10/01/2011                                                                  200,000          193,808
   5.125%, 10/01/2013                                                                  380,000          363,212
San Antonio Electric & Gas
   5.00%, 02/01/2014                                                                   225,000          209,464
Matagorda County Navigation District Number 1 Revenue
   7.70%, 02/01/2019                                                                   400,000          419,132
                                                                                                    -----------
                                                                                                      1,702,227
WASHINGTON - 7.61%
Seattle Water System Revenue
   5.50%, 06/01/2018                                                                   410,000          397,396
South Columbia Basin Revenue
   6.00%, 12/01/2003                                                                   440,000          473,009
Washington State
   6.50%, 05/01/2004                                                                   400,000          441,612
Washington State Public Power Supply System Nuclear Project
   5.45%, 07/01/2000                                                                   300,000          306,969
                                                                                                    -----------
                                                                                                      1,618,986
WISCONSIN - 3.85%
Wisconsin State
   6.25%, 05/01/2012                                                                   400,000          435,396
Wisconsin State Transportation
   4.75%, 07/01/2012                                                                   425,000          384,319
                                                                                                    -----------
                                                                                                        819,715
                                                                                                    -----------

TOTAL INVESTMENTS - 100%
   (cost $20,841,010)                                                                               $21,286,991
                                                                                                    ===========

See notes to financial statements.

                          JACKSON NATIONAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996


                                                      PRINCIPAL                    MARKET
                                                        AMOUNT                     VALUE
                                                      ---------                    ------
CORPORATE OBLIGATIONS - 30.95%
AEROSPACE & DEFENSE - 2.36%
Lockheed Martin Corporation
   6.55%, 05/15/1999                                  $ 200,000                 $   201,502
McDonnell Douglas Corporation
   8.25%, 07/01/2000                                    100,000                     105,397
Northrop Grumman Corporation
   8.625%, 10/15/2004                                   200,000                     219,126
                                                                                -----------
                                                                                    526,025
AUTOMOTIVE - 2.43%
Chrysler-Auburn Hills Trust Company
   12.00%, 05/01/2020                                   150,000                     226,236
Lear Corporation
   9.50%, 07/15/2006                                    200,000                     213,000
Speedy Muffler King,  Inc.
   10.875%, 10/01/2006                                  100,000                     102,500
                                                                                -----------
                                                                                    541,736

BROKERAGE - 0.90%
Lehman Brothers, Inc.
   7.25%, 10/15/2003                                    200,000                     201,522

CAPITAL GOODS & MANUFACTURING - 1.36%
Case Corporation
   7.25%, 08/01/2005                                    200,000                     200,808
Hayes Wheels International, Inc.
   11.00%, 07/15/2006                                   100,000                     103,250
                                                                                -----------
                                                                                    304,058

CAPTIVE FINANCE COMPANIES - 0.88%
General Motors Acceptance Corporation
   5.625%, 02/15/2001                                   200,000                     193,106

CHEMICALS - 2.96%
LaRoch Industries, Inc.
   13.00%, 08/15/2004                                   200,000                     216,000
Occidental Petroleum Corporation
   8.75%, 01/15/2023                                    200,000                     227,214
Union Carbide Corporation
   8.75%, 08/01/2022                                    200,000                     216,472
                                                                                -----------
                                                                                    659,686


CONSUMER PRODUCTS - 1.87%
Coty, Inc.
   10.25%, 05/01/2005                                   100,000                     106,000
E&S Holding Corporation - (144a) (b)
   10.375%, 10/01/2006                                  200,000                     205,250
Keebler Corporation - (144a) (b)
   10.75%, 07/01/2006                                   100,000                     106,500
                                                                                -----------
                                                                                    417,750

DOMESTIC BANKS - 3.31%
Chase Manhattan Corporation
   10.00%, 06/15/1999                                   200,000                     217,740
First Nationwide Escrow - (144a) (b)
   10.625%, 10/01/2003                                  300,000                     315,000
NationsBank Corporation
   7.75%, 08/15/2015                                    200,000                     205,646
                                                                                -----------
                                                                                    738,386
ENERGY - 1.93%
Seagull Energy
   8.625%, 08/01/2005                                   150,000                     150,750
Vastar Resources, Inc.
   8.75%, 02/01/2005                                    150,000                     166,155
Western Atlas, Inc.
   8.55%, 06/15/2024                                    100,000                     112,968
                                                                                -----------
                                                                                    429,873
HOTEL & GAMING - 1.13%
Mirage Resorts,  Inc.
   7.25%, 10/15/2006                                    250,000                     252,750

INDEPENDENT FINANCE COMPANIES - 0.99%
Associates Corporation N.A.
   8.625%, 11/15/2004                                   200,000                     222,820

INSURANCE - 0.45%
Travelers/Aetna Property & Casualty
   6.75%, 04/15/2001                                    100,000                     100,897

MEDIA - 1.46%
Rogers Cable Systems
   10.00%, 03/15/2005                                   100,000                     102,000
Time Warner Enterprises, Inc.
   9.625%, 05/01/2002                                   200,000                     224,412
                                                                                -----------
                                                                                    326,412
METALS & MINING - 0.45%
NS Group, Inc.
   13.50%, 07/15/2003                                   100,000                      99,750

MUTUAL FUNDS - 0.47%
AIM Management Group
   9.00%, 11/15/2003                                    100,000                     104,500

PACKAGING - 2.27%
Crown Cork & Seal
   6.75%, 04/15/2003                                    200,000                     196,554
Pintpack, Inc. - (144a) (b)
   10.625%, 08/15/2006                                  200,000                     206,500
US Can Corporation  - (144a) (b)
   10.125%, 10/15/2006                                  100,000                     103,000
                                                                                -----------
                                                                                    506,054


PAPER & FOREST PRODUCTS - 0.98%
Gaylord Container
   12.75%, 05/15/2005                                   200,000                     219,500

FOREIGN GOVERNMENT - 0.99%
Quebec Province
   8.80%, 04/15/2003                                    200,000                     221,558

SUPERMARKETS - 0.97%
Smith Food & Drug Centers
   11.25%, 05/15/2007                                   200,000                     216,000

TRANSPORTATION - 0.99%
AMR Corporation
   9.50%, 05/15/2001                                    200,000                     220,656

WASTE MANAGEMENT - 0.98%
Norcal Waste Systems - (a)
   12.75%, 11/15/2005                                   200,000                     220,000
                                                                                -----------

   Total Corporate Obligations
        (cost $6,606,067)                                                         6,723,039
                                                                                -----------

U.S. GOVERNMENT SECURITIES - 67.97%
U.S. GOVERNMENT AGENCIES - 29.38%
Federal Home Loan Mortgage Corporation
   6.50%, 09/01/2001                                    149,879                     150,140
   8.50%, 10/01/2024                                    421,348                     437,166
   6.50%, 02/01/2011                                    398,592                     394,052
   6.00%, 03/01/2011                                    265,279                     255,930
   7.00%, 04/01/2011                                    348,607                     349,862
   6.00%, 03/01/2026                                    148,524                     138,495
   6.50%, 03/01/2026                                    345,362                     331,323
   7.00%, 03/01/2026                                    343,218                     337,744
   7.50%, 03/01/2026                                    248,772                     249,734
   6.50%, 04/01/2026                                    304,020                     291,662
Federal National Mortgage Association
   9.00%, 11/01/2004                                     89,293                      93,427
   8.00%, 07/01/2003                                    179,885                     184,809
   8.50%, 08/01/2010                                     99,730                     103,992
   7.50%, 04/01/2011                                    180,035                     182,952
   8.00%, 06/01/2011                                    149,696                     154,054
   7.50%, 09/01/2011                                    100,691                     102,322
   8.00%, 10/01/2011                                    100,142                     103,057
   8.00%, 03/01/2026                                    746,184                     762,361
   8.00%, 05/01/2026                                    218,454                     222,919
   8.50%, 07/01/2026                                     99,785                     103,298
Government National Mortgage Association
   7.50%, 03/15/2024                                    575,378                     579,970
   7.00%, 03/15/2026                                    703,109                     689,947
   9.00%, 05/15/2026                                    312,211                     330,394
                                                                                -----------
                                                                                  6,549,610

U.S. TREASURY BONDS - 7.82%
U.S. Treasury Bond
   9.125%, 05/15/2018                                   800,000                   1,015,872
   8.50%, 02/15/2020                                    200,000                     240,656
   7.625%, 11/15/2022                                   440,000                     486,750
                                                                                -----------
                                                                                  1,743,278


U.S. TREASURY NOTES - 30.77%
U.S. Treasury Note
   6.75%, 05/31/1997                                    550,000                     554,037
   6.00%, 11/30/1997                                    200,000                     200,874
   5.625%, 01/31/1998                                 1,200,000                   1,199,808
   6.125%, 05/15/1998                                   735,000                     739,822
   5.125%, 11/30/1998                                   800,000                     790,000
   6.75%, 06/30/1999                                  2,030,000                   2,073,463
   6.25%, 05/31/2000                                    500,000                     504,060
   8.50%, 11/15/2000                                    500,000                     543,670
   6.50%, 05/15/2005                                    250,000                     252,735
                                                                                -----------
                                                                                  6,858,469
                                                                                -----------

   Total U.S. Government Securities
        (cost $15,016,336)                                                       15,151,357
                                                                                -----------

PREFERRED STOCK - 1.08%
Arcadian Corporation Convertible Preferred A
                                                        226,975                     241,250
                                                                                -----------

   Total Preferred Stocks                                                           241,250
                                                                                -----------
            (cost $226,975)

SHORT TERM INVESTMENTS - 0.79%
COMMERICAL PAPER - 0.79%
American Express Credit
   5.25%, 11/04/1996                                    175,000                     174,923
                                                                                -----------


   Total Short Term Investments                                                     174,923
                                                                                -----------
            (cost $174,923)

TOTAL INVESTMENTS - 100%
   (cost $22,024,301)                                                           $22,290,569
                                                                                ===========

   (a) Coupon payment periodically increases over the life of the security. Rate stated is in effect on October 31, 1996.
   (b) Unregistered security - refer to note 2 in the notes to financial statements.

   See notes to financial statements.

                          JACKSON NATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996


                                                                                 Market
                                                               Shares            Value
                                                               ------            ------
COMMON STOCKS - 100%
AEROSPACE & DEFENSE - 2.72%
Allied-Signal, Inc.                                             1,100              72,050
Applied Materials, Inc. (a)                                       700              18,506
Boeing Company                                                  1,300             123,987
EG&G, Inc.                                                        155               2,732
General Dynamics Corporation                                      225              15,441
Lockheed Martin Corporation                                       800              71,700
McDonnell Douglas Corporation                                     800              43,600
Northrop Grumman Corporation                                      200              16,150
Raytheon Company                                                  900              44,325
Rockwell International Corporation                                800              44,000
Textron, Inc.                                                     300              26,625
United Technologies Corporation                                   500              64,375
Western Atlas, Inc. (a)                                           200              13,875
                                                                              -----------
                                                                                  557,366

APPAREL & TEXTILES -0.55%
Fruit of the Loom, Inc. - Class A (a)                             250               9,094
Liz Claiborne, Inc.                                               350              14,787
NIKE, Inc. - Class B                                            1,000              58,875
Reebok International, Ltd.                                        200               7,150
Russell Corporation                                               150               4,256
Springs Industries, Inc.                                          100               4,513
V.F. Corporation                                                  200              13,075
                                                                              -----------
                                                                                  111,750

AUTOMOTIVE - 2.44%
Chrysler Corporation                                            2,800              94,150
Cooper Tire & Rubber Company                                      300               5,888
Dana Corporation                                                  400              11,850
Echlin, Inc.                                                      200               6,525
Ford Motor Company                                              4,500             140,625
General Motors Corporation                                      2,900             156,237
Genuine Parts Company                                             500              21,875
Goodyear Tire & Rubber Company                                    600              27,525
Pep Boys-Manny, Moe & Jack                                        225               7,875
Snap-On, Inc.                                                     225               7,228
TRW, Inc.                                                         225              20,363
                                                                              -----------
                                                                                  500,141

BROKERAGE - 0.42%
Merrill Lynch & Company, Inc.                                     600              42,150
Morgan Stanley Group, Inc.                                        550              27,637
Salomon, Inc.                                                     400              18,050
                                                                              -----------
                                                                                   87,837

CAPITAL GOODS & MANUFACTURING - 6.22%
AMP, Inc.                                                         800              27,100
Ball Corporation                                                  125               3,016
Briggs & Stratton Corporation                                     125               5,000
Browning-Ferris Industries, Inc.                                  800              21,000
Caterpillar, Inc.                                                 700              48,038
Cincinnati Milacron, Inc.                                         200               3,825
Cooper Industries, Inc.                                           400              16,100


Corning, Inc.                                                     900              34,875
Crane Company                                                     125               5,812
Cummins Engine Company, Inc.                                      200               8,325
Deere & Company                                                 1,000              41,750
Dover Corporation                                                 400              20,550
Eaton Corporation                                                 300              17,925
Emerson Electric Company                                          900              80,100
Fluor Corporation                                                 300              19,650
FMC Corporation (a)                                               100               7,363
Foster Wheeler Corporation                                        200               8,200
General Electric Company                                        6,300             609,525
General Signal Corporation                                        200               8,150
Giddings & Lewis, Inc.                                            125               1,469
Grainger (W.W.), Inc.                                             175              12,972
Harnischfeger Industries, Inc.                                    180               7,200
Honeywell, Inc.                                                   500              31,062
Illinois Tool Works, Inc.                                         550              38,637
Ingersoll-Rand Company                                            400              16,650
Johnson Controls, Inc.                                            150              10,950
Laidlaw, Inc. - Class B                                         1,200              14,100
NACCO Industries, Inc. - Class A                                   25               1,156
Navistar International Corporation (a)                            250               2,313
PACCAR, Inc.                                                      100               5,575
Pall Corporation                                                  400              10,250
Parker-Hannifin Corporation                                       250               9,469
Raychem Corporation                                               200              15,625
Safety-Kleen Corporation                                          200               3,125
Thomas & Betts Corporation                                        200               8,475
Timken Company                                                    125               5,578
Trinova Corporation                                               100               3,288
Westinghouse Electric Corporation                               1,600              27,400
WMX Technologies, Inc.                                          1,850              63,594
                                                                              -----------
                                                                                1,275,192

CHEMICALS - 3.16%
Air Products & Chemicals, Inc.                                    400              24,000
Avery Dennison Corporation                                        200              13,175
B.F. Goodrich Company                                             200               8,475
Dow Chemical Company                                              950              73,863
Du Pont (E.I.) De Nemours & Company                             2,200             204,050
Eastman Chemical Company                                          275              14,506
Ecolab, Inc.                                                      250               9,125
Great Lakes Chemical Corporation                                  200              10,425
Hercules, Inc.                                                    400              19,050
Mallinckrodt Group, Inc.                                          250              10,875
Millipore Corporation                                             200               7,000
Monsanto Company                                                2,200              87,175
Morton International, Inc.                                        500              19,688
Nalco Chemical Company                                            300              10,913
PPG Industries, Inc.                                              675              38,475
Praxair, Inc.                                                     550              24,337
Rohm & Haas Company                                               300              21,413
Sigma-Aldrich Corporation                                         200              11,750
Union Carbide Corporation                                         475              20,247
W.R. Grace & Company                                              350              18,550
                                                                              -----------
                                                                                  647,092


COMPUTERS & TECHNOLOGY - 11.23%
3Com Corporation (a)                                              600              40,575
Advanced Micro Devices, Inc.                                      500               8,875
Amdahl Corporation (a)                                            500               5,125
Andrew Corporation (a)                                            200               9,750
Apple Computer, Inc.                                              500              11,500
Autodesk, Inc.                                                    200               4,575
Automatic Data Processing, Inc.                                 1,150              47,869
Bay Networks, Inc. (a)                                            700              14,175
Cabletron Systems (a)                                             350              21,831
Ceridian Corporation (a)                                          350              17,369
Cisco Systems, Inc. (a)                                         2,500             154,688
COMPAQ Computer Corporation (a)                                 1,000              69,625
Computer Associates International, Inc.                         1,400              82,775
Computer Sciences Corporation (a)                                 300              22,275
Data General Corporation (a)                                      200               2,975
Dell Computer Corporation (a)                                     300              24,413
Digital Equipment Corporation (a)                                 600              17,700
DSC Communications Corporation (a)                                400               5,550
EMC Corporation (a)                                               900              23,625
First Data Corporation                                            900              71,775
Harris Corporation                                                100               6,262
Hewlett-Packard Company                                         3,900             172,088
HFS Incorporated (a)                                              550              40,287
Intel Corporation                                               3,200             351,600
Intergraph Corporation (a)                                        150               1,406
International Business Machines Corporation                     2,000             258,000
LSI Logic Corporation (a)                                         450              11,925
Micron Technology, Inc.                                           750              19,031
Microsoft  Corporation (a)                                      2,300             315,675
Motorola, Inc.                                                  2,300             105,800
National Semiconductor (a)                                        500               9,625
Novell, Inc. (a)                                                1,400              12,950
Oracle Systems Corporation (a)                                  2,500             105,781
Perkin-Elmer Corporation                                          200              10,725
Pitney Bowes, Inc.                                                600              33,525
Scientific-Atlanta, Inc.                                          275               3,988
Seagate Technology Inc (a)                                        400              26,700
Silicon Graphics Corporation (a)                                  700              12,950
Sun Microsystems, Inc. (a)                                        700              42,700
Tandem Computers, Inc. (a)                                        500               6,312
Tektronix, Inc.                                                   100               3,913
Texas Instruments, Inc.                                           700              33,688
Unisys Corporation (a)                                            700               4,375
Xerox Corporation                                               1,200              55,650
                                                                              -----------
                                                                                2,302,001

CONSUMER PRODUCTS - 12.40%
Alberto-Culver Company - Class B                                  100               4,575
American Brands, Inc.                                             700              33,425
American Greetings Corporation - Class A                          300               8,794
Anheuser-Busch Companies, Inc.                                  1,900              73,150
Archer-Daniels-Midland Company                                  2,100              45,675
Avon Products, Inc.                                               500              27,125
Bausch & Lomb, Inc.                                               200               6,750
Black & Decker Corporation                                        300              11,213
Brown-Forman Corporation - Class B                                300              12,975
Campbell Soup Company                                             900              72,000
Clorox Company                                                    175              19,097
Coca-Cola Company                                               9,600             484,800
Colgate-Palmolive Company                                         650              59,800
ConAgra, Inc.                                                     900              44,888


Coors (Adolph) Company - Class B                                  150               2,925
CPC International, Inc.                                           600              47,325
CUC International, Inc. (a)                                     1,350              33,075
Eastman Kodak Company                                           1,300             103,675
General Mills, Inc.                                               650              37,131
Gillette Company                                                1,700             127,075
H.J. Heinz Company                                              1,400              49,700
Hershey Foods Corporation                                         600              29,025
International Flavors & Fragrances, Inc.                          400              16,550
Jostens, Inc.                                                     128               2,752
Kellogg Company                                                   800              50,800
National Service Industries, Inc.                                 175               6,037
Newell Company                                                    600              17,025
Pepsico, Inc.                                                   6,000             177,750
Philip Morris Companies, Inc.                                   3,100             287,138
Pioneer Hi-Bred International, Inc.                               275              18,459
Polaroid Corporation                                              200               8,125
Proctor & Gamble Company                                        2,600             257,400
Quaker Oats Company                                               500              17,750
Ralston Purina Group                                              400              26,450
Rubbermaid, Inc.                                                  550              12,787
Sara Lee Corporation                                            1,900              67,450
Seagram Company, Ltd.                                           1,400              53,025
Service Corporation International                                 900              25,650
Sherwin-Williams Company                                          300              15,037
Unilever N.V.                                                     650              99,369
UST, Inc.                                                         800              23,100
Wrigley (W.M.) Jr. Company                                        400              24,100
                                                                              -----------
                                                                                2,540,952

DIVERSIFIED - 1.18%
Alco Standard Corporation                                         500              23,187
Allegheny Teledyne, Inc. (a)                                      700              14,962
ITT Industries, Inc                                               500              11,625
Loews Corporation                                                 400              33,050
Minnesota Mining & Manufacturing Company                        1,600             122,600
Tyco Laboratories International, Ltd.                             550              27,294
Whitman Corporation                                               400               9,700
                                                                              -----------
                                                                                  242,418

DOMESTIC BANKS - 8.32%
Ahmanson (H.F.) & Company                                         400              12,550
Banc One Corporation                                            1,700              72,038
Bank of Boston Corporation                                        600              38,400
Bank of New York Company, Inc.                                  1,500              49,688
BankAmerica Corporation                                         1,400             128,100
Bankers Trust New York Corporation                                300              25,350
Barnett Banks, Inc.                                               800              30,500
Boatmen's Bancshares, Inc.                                        575              34,931
Chase Manhattan Corporation                                     1,700             145,775
Citicorp                                                        1,900             188,100
Comerica, Inc.                                                    400              21,250
Corestates Financial Corporation                                  900              43,762
Fifth Third Bancorp                                               400              25,050
First Bank System, Inc.                                           500              33,000
First Chicago NBD Corporation                                   1,250              63,750
First Union Corporation                                         1,150              83,662
Fleet Financial Group, Inc.                                     1,000              49,875
Golden West Financial Corporation                                 225              14,597
Great Western Financial Corporation                               500              14,000
KeyCorp                                                           950              44,294
MBNA Corporation                                                  900              33,975


Mellon Bank Corporation                                           500              32,563
Morgan (J.P.) & Company                                           700              60,463
National City Corporation                                         900              39,038
NationsBank Corporation                                         1,100             103,675
Norwest Corporation                                             1,400              61,425
PNC Bank Corporation                                            1,300              47,125
Republic New York Corporation                                     200              15,250
Suntrust Banks, Inc.                                              900              41,963
U.S. Bancorp, Inc.                                                600              24,000
Wachovia Corporation                                              600              32,250
Wells Fargo & Company                                             350              93,494
                                                                              -----------
                                                                                1,703,893

ELECTRIC UTILITIES - 3.08%
American Electric Power Company, Inc.                             675              28,012
Baltimore Gas & Electric Company                                  600              16,350
Carolina Power & Light Company                                    600              21,675
Central & Southwest Corporation                                   800              21,200
Cinergy Corporation                                               600              19,875
Consolidated Edison Company of New York, Inc.                     900              26,325
Dominion Resources, Inc.                                          700              26,425
DTE Energy Company                                                600              18,075
Duke Power Company                                                850              41,544
Edison International                                            1,700              33,575
Entergy Corporation                                               850              23,800
FPL Group, Inc.                                                   725              33,350
General Public Utilities Corporation                              500              16,438
Houston Industries, Inc.                                          950              21,731
Niagara Mohawk Power Corporation                                  600               5,100
Northern States Power Company                                     300              14,100
Ohio Edison Company                                               650              13,569
Pacific Gas & Electric Company                                  1,600              37,600
Pacificorp                                                      1,125              23,766
PECO Energy Company                                               900              22,725
PP&L Resources, Inc.                                              600              14,025
Public Service Enterprise Group, Inc.                             900              24,188
Southern Company                                                2,600              57,525
Texas Utilities Company                                           900              36,450
Unicom Corporation                                                800              20,800
Union Electric Company                                            350              13,519
                                                                              -----------
                                                                                  631,742

ENERGY - 10.24%
Amerada Hess Corporation                                          400              22,150
Amoco Corporation                                               1,900             143,925
Ashland Oil, Inc.                                                 200               8,500
Atlantic Richfield Company                                        575              76,188
Baker Hughes, Inc.                                                600              21,375
Burlington Resources, Inc.                                        500              25,188
Chevron Corporation                                             2,500             164,375
Coastal Corporation                                               400              17,200
Columbia Gas System, Inc.                                         200              12,150
Consolidated Natural Gas Company                                  425              22,578
Dresser Industries, Inc.                                          700              23,012
Eastern Enterprises                                               100               3,850
Enron Corporation                                               1,000              46,500
ENSERCH Corporation                                               300               6,450
Exxon Corporation                                               4,800             425,400
Halliburton Company                                               500              28,313
Helmerich & Payne, Inc.                                           100               5,413
Kerr-McGee Corporation                                            175              10,981
Louisiana Land & Exploration                                      125               7,109


McDermott International, Inc.                                     200               3,550
Mobil Corporation                                               1,500             175,125
Nicor, Inc.                                                       200               6,975
NorAm Energy Corporation                                          500               7,688
Occidental Petroleum Corporation                                1,250              30,625
ONEOK, Inc.                                                       100               2,687
Oryx Energy Company                                               350               6,738
Pacific Enterprises                                               300               9,225
Panhandle Eastern Corporation                                     550              21,175
Pennzoil Company                                                  200              10,200
Peoples Energy Corporation                                        150               5,288
Phillips Petroleum Company                                      1,000              41,000
Rowan Companies, Inc. (a)                                         350               7,831
Royal Dutch Petroleum Company                                   2,100             347,288
Santa Fe Energy Resources, Inc.                                   300               4,275
Schlumberger, Ltd.                                                900              89,213
Sonat, Inc.                                                       300              14,775
Sun Company, Inc.                                                 250               5,594
Tenneco, Inc.                                                     700              34,650
Texaco, Inc.                                                      950              96,544
The Williams Companies, Inc.                                      400              20,900
Union Pacific Resources Group                                     960              26,400
Unocal Corporation                                                950              34,794
USX Corporation - Marathon Group                                1,100              24,062
                                                                              -----------
                                                                                2,097,259

HEALTH CARE - 10.30%
Abbott Laboratories                                             3,000             151,875
Allergan, Inc.                                                    325               9,912
ALZA Corporation - Class A (a)                                    300               7,762
American Home Products Corporation                              2,400             147,000
Amgen, Inc. (a)                                                 1,000              61,312
Bard (C.R.), Inc.                                                 200               5,650
Baxter International, Inc.                                      1,000              41,625
Becton, Dickinson & Company                                       500              21,750
Beverly Enterprises, Inc. (a)                                     400               4,950
Biomet, Inc. (a)                                                  400               6,450
Boston Scientific Corporation (a)                                 700              38,062
Bristol-Myers Squibb Company                                    1,900             200,925
Columbia/HCA Healthcare Corporation                             2,650              94,738
Humana, Inc. (a)                                                  600              10,950
Johnson & Johnson                                               5,100             251,175
Lilly (Eli) & Company                                           2,100             148,050
Manor Care, Inc.                                                  200               7,850
Medtronic, Inc.                                                   900              57,937
Merck & Company , Inc.                                          4,700             348,387
Pfizer, Inc.                                                    2,500             206,875
Pharmacia & Upjohn, Inc.                                        1,850              66,600
Schering-Plough Corporation                                     1,400              89,600
Shared Medical Systems Corporation                                100               4,825
St. Jude Medical, Inc.                                            300              11,850
Tenet Healthcare Corporation (a)                                  825              17,222
U.S. Surgical Corporation                                         200               8,375
United HealthCare Corporation                                     650              24,619
Warner-Lambert Company                                          1,000              63,625
                                                                              -----------
                                                                                2,109,951

HOSPITALITY - .91%
Darden Restaurants, Inc.                                          550               4,606
Hilton Hotels Corporation                                         700              21,262
Luby's Cafeterias, Inc.                                           100               2,100
Marriott International, Inc.                                      450              25,594


McDonald's Corporation                                          2,700             119,813
Ryan's Family Steak House, Inc. (a)                               200               1,475
Shoney's, Inc. (a)                                                225               1,659
Wendy's International, Inc.                                       450               9,281
                                                                              -----------
                                                                                  185,790

HOUSING RELATED - 1.03%
Armstrong World Industries, Inc.                                  100               6,675
Centex Corporation                                                100               3,012
Fleetwood Enterprises, Inc.                                       100               3,375
Home Depot, Inc.                                                1,800              98,550
Kaufman & Broad Home Corporation                                  150               1,800
Lowe's Companies, Inc.                                            700              28,263
Masco Corporation                                                 600              18,825
Maytag Corporation                                                375               7,453
Owens-Corning Fiberglas Corporation                               175               6,781
Pulte Corporation                                                 100               2,650
Stanley Works                                                     300               8,475
Tupperware Corporation                                            200              10,275
Whirlpool Corporation                                             300              14,175
                                                                              -----------
                                                                                  210,309

INDEPENDENT FINANCE COMPANIES - 2.72%
American Express Company                                        1,800              84,600
Beneficial Corporation                                            200              11,700
Dean Witter Discover & Company                                    600              35,325
Federal Home Loan Mortgage Corporation                            750              75,750
Federal National Mortgage Association                           4,200             164,325
Green Tree Financial Corporation                                  475              18,822
H&R Block, Inc.                                                   400               9,900
Household International, Inc.                                     450              39,825
Transamerica Corporation                                          250              18,969
Travelers, Inc.                                                 1,800              97,650
                                                                              -----------
                                                                                  556,866

INSURANCE - 3.45%
Aetna Life & Casualty Company                                     575              38,453
Alexander & Alexander Service, Inc.                               200               3,050
Allstate Corporation                                            1,700              95,413
American General Corporation                                      800              29,800
American International Group, Inc.                              1,800             195,525
Aon Corporation                                                   400              23,100
Chubb Corporation                                                 700              35,000
CIGNA Corporation                                                 300              39,150
General Re Corporation                                            275              40,494
ITT Hartford Group, Inc.                                          400              25,200
Jefferson-Pilot Corporation                                       300              17,062
Lincoln National Corporation                                      360              17,460
Marsh & McLennan Companies, Inc.                                  350              36,444
MGIC Investment Corporation                                       225              15,441
Providian Corporation                                             400              18,800
SAFECO Corporation                                                500              18,875
St. Paul Companies, Inc.                                          300              16,312
Torchmark Corporation                                             250              12,094
UNUM Corporation                                                  250              15,719
USF&G Corporation                                                 500               9,500
USLIFE Corporation                                                100               3,125
                                                                              -----------
                                                                                  706,017

LEISURE & ENTERTAINMENT - 1.22%
Bally Entertainment Corporation (a)                               200               6,025
Brunswick Corporation                                             400               9,400


Disney (Walt) Company                                           2,600             171,275
Harrah's Entertainment, Inc. (a)                                  350               5,863
Hasbro, Inc.                                                      300              11,662
ITT Corporation (a)                                               400              16,800
Mattel, Inc.                                                    1,000              28,875
                                                                              -----------
                                                                                  249,900

MEDIA - 1.95%
Comcast Corporation - Class A                                     900              13,275
Donnelley (R.R.) & Sons Company                                   600              18,225
Dow Jones & Company, Inc.                                         425              14,025
Dun & Bradstreet Corporation                                      600              34,725
Gannett Company, Inc.                                             500              37,937
Harcourt General, Inc.                                            300              14,925
Harland (J.H.) Company                                            125               3,891
Interpublic Group                                                 275              13,337
King World Productions, Inc. (a)                                  150               5,400
Knight-Ridder, Inc.                                               402              15,025
McGraw-Hill, Inc.                                                 350              16,406
Meredith Corporation                                              125               6,281
New York Times Company - Class A                                  400              14,450
Tele-Communications, Inc. - Class A (a)                         2,500              31,094
Time Warner, Inc.                                               2,200              81,950
Times Mirror Company - Class A                                    363              16,788
Tribune Company                                                   200              16,350
Viacom, Inc. - Class B (a)                                      1,400              45,675
                                                                              -----------
                                                                                  399,759

METALS & MINING - 1.65%
Alcan Aluminium, Ltd.                                             900              29,587
Aluminum Company of America                                       700              41,038
Armco, Inc. (a)                                                   450               1,688
ASARCO, Inc.                                                      200               5,250
Barrick Gold  Corporation                                       1,400              36,575
Battle Mountain Gold Company                                      860               6,557
Bethlehem Steel Corporation (a)                                   400               3,250
Case Corporation                                                  350              16,275
Crown Cork & Seal Company, Inc.                                   500              24,000
Cyprus Minerals Company                                           400               9,050
Echo Bay Mines, Ltd.                                              500               3,906
Englehard Corporation                                             600              10,950
Freeport-McMoran Copper - Class B                                 700              21,263
Homestake Mining Company                                          600               8,550
Inco, Ltd.                                                        600              19,050
Inland Steel Industries, Inc.                                     175               2,822
Newmont Mining Corporation                                        400              18,500
Nucor Corporation                                                 300              14,213
Phelps Dodge Corporation                                          300              18,863
Placer Dome, Inc.                                                 850              20,400
Reynolds Metals Company                                           200              11,250
USX Corporation - U.S. Steel Group                                300               8,175
Worthington Industries, Inc.                                      300               6,225
                                                                              -----------
                                                                                  337,437

PAPER & FOREST PRODUCTS - 1.71%
Bemis Company, Inc.                                               200               7,000
Boise Cascade Corporation                                         200               6,200
Champion International Corporation                                400              17,400
Deluxe Corporation                                                275               8,972
Georgia-Pacific Corporation                                       425              31,872
International Paper Company                                     1,150              49,162
James River Corporation                                           300               9,450


Kimberly-Clark Corporation                                      1,100             102,575
Louisiana-Pacific Corporation                                     375               7,828
Mead Corporation                                                  168               9,534
Moore Corporation, Ltd.                                           350               7,087
Potlatch Corporation                                              125               5,344
Stone Container Corporation                                       350               5,337
Temple-Inland, Inc.                                               200              10,250
Union Camp Corporation                                            250              12,187
Westvaco Corporation                                              350               9,975
Weyerhaeuser Company                                              800              36,700
Willamette Industries                                             200              13,500
                                                                              -----------
                                                                                  350,373

RETAIL - 4.17%
Albertson's, Inc.                                               1,000              34,375
American Stores Company                                           600              24,825
Charming Shoppes, Inc.                                            350               1,619
Circuit City Stores, Inc.                                         400              13,100
Dayton-Hudson Corporation                                         825              28,565
Dillard Department Stores, Inc. - Class A                         400              12,700
Federated Department Stores, Inc. (a)                             800              26,400
Fleming Companies, Inc.                                           175               3,041
Footstar, Inc. (a)                                                .16                   3
Giant Food, Inc. - Class A                                        200               6,750
Great Atlantic & Pacific Tea Company, Inc.                        150               4,500
J.C. Penney Company, Inc.                                         900              47,250
Kmart Corporation                                               1,850              18,038
Kroger Company (a)                                                450              20,081
Longs Drug Stores Corporation                                     100               4,487
May Department Stores Company                                   1,000              47,375
Melville Corporation                                              400              14,900
Mercantile Stores Company, Inc.                                   100               4,962
Nordstrom, Inc.                                                   275               9,917
Price/Costco, Inc. (a)                                            800              15,900
Rite Aid Corporation                                              300              10,200
Sears, Roebuck & Company                                        1,500              72,563
Stride Rite Corporation                                           200               1,650
Supervalu, Inc.                                                   300               8,925
Sysco Corporation                                                 700              23,800
Tandy Corporation                                                 210               7,901
The Gap, Inc.                                                   1,100              31,900
The Limited, Inc.                                               1,000              18,375
TJX Companies, Inc.                                               250              10,000
Toys 'R' Us, Inc. (a)                                           1,000              33,875
Wal-Mart Stores, Inc.                                           8,800             234,300
Walgreen Company                                                  900              33,975
Winn-Dixie Stores, Inc.                                           550              18,356
Woolworth Corporation                                             500              10,500
                                                                              -----------
                                                                                  855,108


TELECOMMUNICATIONS - 7.39%
Airtouch Communications, Inc. (a)                               1,900              49,638
Alltel Corporation                                                700              21,350
Ameritech Corporation                                           2,100             114,975
AT&T Corporation                                                6,200             216,225
Bell Atlantic Corporation                                       1,700             102,425
BellSouth Corporation                                           3,800             154,850
General Instrument Corporation (a)                                450               9,056
GTE Corporation                                                 3,700             155,862
Lucent Technologies Inc.                                        2,400             112,800
MCI Communications Corporation                                  2,650              66,581
Northern Telecom, Ltd.                                          1,000              65,125
NYNEX Corporation                                               1,650              73,425
Pacific Telesis Group                                           1,600              54,400
SBC Communications, Inc.                                        2,300             111,837
Sprint Corporation                                              1,600              62,800
Tellabs, Inc. (a)                                                 300              25,538
U.S. West Communications Group                                  1,750              53,156
US West Media Group (a)                                         1,800              28,125
WorldCom, Inc. (a)                                              1,500              36,563
                                                                              -----------
                                                                                1,514,731

TRANSPORTATION - 1.54%
AMR Corporation (a)                                               300              25,200
Burlington Northern Santa Fe, Inc.                                650              53,544
Caliber System, Inc.                                              150               2,531
Conrail, Inc.                                                     275              26,159
Consolidated Freightways, Inc.                                    200               4,800
CSX Corporation                                                   850              36,656
Delta Air Lines, Inc.                                             300              21,262
Federal Express Corporation (a)                                   200              16,100
Norfolk Southern Corporation                                      500              44,563
Ryder System, Inc.                                                275               8,181
Santa Fe Pacific Gold Corporation                                 450               5,344
Southwest Airlines Company                                        600              13,500
Union Pacific Corporation                                         950              53,319
USAir Group, Inc. (a)                                             200               3,475
Yellow Corporation                                                125               1,633
                                                                              -----------
                                                                                  316,267
                                                                              -----------
    Total Common Stocks

       (cost $14,672,238)                                                      20,490,151
                                                                              -----------

WARRANTS - 0.00%
ENGINEERING - 0.00%
Emcor Group, Inc. - Class Z (a)                                     2                 -
                                                                              -----------
    Total Warrants

       (cost $0)                                                                      -
                                                                              -----------

TOTAL INVESTMENTS - 100%
       (cost $14,672,238)                                                     $20,490,151
                                                                              ===========

(a)  Non-income producing

See notes to financial statements.

                       JACKSON NATIONAL TOTAL RETURN FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996


                                                                               MARKET
                                                         SHARES                VALUE
                                                         ------                ------
COMMON STOCKS - 55.39%
AEROSPACE & DEFENSE - 2.50%
Lockheed Martin Corporation                               1,700             $    152,362
Rockwell International Corporation                        3,900                  214,500
United Technologies Corporation                           2,500                  321,875
                                                                            ------------
                                                                                 688,737
APPAREL & TEXTILES - 1.12%
V.F. Corporation                                          4,700                  307,262

AUTOMOTIVE - 3.21%
Ford Motor Company                                        9,500                  296,875
General Motors Corporation                                5,500                  296,312
TRW, Inc.                                                 3,200                  289,600
                                                                            ------------
                                                                                 882,787

CAPITAL GOODS & MANUFACTURING - 2.07%
Cooper Industries, Inc.                                   6,700                  269,675
Parker-Hannifin Corporation                               7,900                  299,212
                                                                            ------------
                                                                                 568,887
CHEMICALS - 1.89%
Grace (W.R.) & Company                                    3,100                  164,300
PPG Industries, Inc.                                      5,600                  319,200
Rohm & Haas Company                                         500                   35,688
                                                                            ------------
                                                                                 519,188
COMPUTERS & TECHOLOGY - 3.73%
Harris Corporation                                        5,100                  319,387
International Business Machines Corporation               2,900                  374,100
Xerox Corporation                                         7,200                  333,900
                                                                            ------------
                                                                               1,027,387
CONSUMER PRODUCTS - 5.36%
American Brands, Inc.                                     7,700                  367,675
Anheuser-Busch Companies, Inc.                            6,200                  238,700
Philip Morris Companies, Inc.                             3,300                  305,662
Polaroid Corporation                                      5,900                  239,687
RJR Nabisco Holdings Corporation                         11,200                  323,400
                                                                            ------------
                                                                               1,475,124
DOMESTIC BANKS - 5.02%
BankAmerica Corporation                                   2,600                  237,900
Charter One Financial, Inc.                               4,600                  199,813
Chase Manhattan Corporation                               3,800                  325,850
KeyCorp                                                   6,700                  312,387
Mellon Bank Corporation                                   4,700                  306,087
                                                                            ------------
                                                                               1,382,037
ELECTRIC UTILITIES - 4.65%
Edison International                                     16,900                  333,775
General Public Utilities Corporation                      9,700                  318,888
Ohio Edison Company                                      15,500                  323,562
PECO Energy Company                                      12,000                  303,000
                                                                            ------------
                                                                               1,279,225

ENERGY - 4.38%
Ashland Oil, Inc.                                         5,400                  229,500
Chevron Corporation                                       4,600                  302,450
Exxon Corporation                                         4,200                  372,225
Occidental Petroleum Corporation                         12,300                  301,350
                                                                            ------------
                                                                               1,205,525
HEATH CARE - 2.86%
Baxter International, Inc.                                4,800                  199,800
Bristol-Myers Squibb Company                              2,200                  232,650
Columbia/HCA Healthcare Corporation                       6,300                  225,225
Pharmacia & Upjohn, Inc.                                  3,600                  129,600
                                                                            ------------
                                                                                 787,275
INDEPENDENT FINANCE COMPANIES - 2.30%
Beneficial Corporation                                    5,100                  298,350
Student Loan Marketing Association                        1,400                  115,850
Transamerica Corporation                                  2,900                  220,038
                                                                            ------------
                                                                                 634,238
INSURANCE - 5.34%
Aetna                                                     4,900                  327,688
American General Corporation                              5,900                  219,775
CIGNA Corporation                                         2,400                  313,200
ITT Hartford Group, Inc.                                  5,100                  321,300
Providian Corporation                                     6,100                  286,700
                                                                            ------------
                                                                               1,468,663
LEISURE & ENTERTAINMENT - 1.10%
Hasbro, Inc.                                              7,800                  303,225

METALS & MINING - 1.14%
Phelps Dodge Corporation                                  5,000                  314,375

PAPER & FOREST PRODUCTS - 1.05%
Mead Corporation                                          5,100                  289,425

RETAIL - 2.17%
Federated Department Stores, Inc. (a)                     9,000                  297,000
J.C. Penney Company, Inc.                                 5,700                  299,250
                                                                            ------------
                                                                                 596,250

TELECOMMUNICATIONS - 3.74%
AT&T Corporation                                          8,500                  296,438
Sprint Corporation                                        9,100                  357,175
U.S. West Communications Group                           12,400                  376,650
                                                                            ------------
                                                                               1,030,263
TRANSPORTATION - 1.76%
Burlington Northern Santa Fe                              2,200                  181,225
CSX Corporation                                           7,000                  301,875
                                                                            ------------
                                                                                 483,100
                                                                            ------------
    Total Common Stock
        (cost $11,811,263)                                                    15,242,973
                                                                            ------------

WARRANTS - 0.02%
Bar Technologies - CW4/01                                   100                    5,500
        (cost $5,080)

                                                      PRINCIPAL                  MARKET
                                                       AMOUNT                    VALUE
                                                      ---------                  ------
CORPORATE OBLIGATIONS - 20.50%
AEROSPACE & DEFENSE - 1.17%
Litton Industries, Inc.
    7.75%, 03/15/2026                               $   100,000                  101,278
McDonnell Douglas Corporation
    9.25%, 04/01/2002                                   100,000                  111,517
Northrop Grumman Corporation
    8.625%, 10/15/2004                                  100,000                  109,563
                                                                            ------------
                                                                                 322,358

AUTOMOTIVE - 1.11%
Lear Corporation
    9.50%, 07/15/2006                                   100,000                  106,500
Speedy Muffler King, Inc.
    10.875%, 10/01/2006                                 100,000                  102,500
Ford Motor Company
    7.125%, 11/15/2025                                  100,000                   96,673
                                                                            ------------
                                                                                 305,673

BROKERAGE -0.37%
Lehman Brothers, Inc.
    7.25%, 10/15/2003                                   100,000                  100,761

CAPITAL GOODS & MANUFACTURING - 0.75%
Hayes Wheels International, Inc
    11.00%, 07/15/2006                                  200,000                  206,500

CHEMICALS - 0.39%
LaRoch Industries, Inc.
    13.00%, 08/15/2004                                  100,000                  108,000

CONSUMER PRODUCTS - 2.68%
Coty, Inc.
    10.25%, 05/01/2005                                  200,000                  212,000
Dominick's Finer Foods
    10.875%, 05/01/2005                                 100,000                  110,375
E&S Holding Corporation - (144a) (c)
    10.375%, 10/01/2006                                 200,000                  205,250
Keebler Corporation - (144a) (c)
    10.75%, 07/01/2006                                  100,000                  106,500
Simmons Company
    10.75%, 04/15/2006                                  100,000                  102,750
                                                                            ------------
                                                                                 736,875
DOMESTIC BANKS - 1.87%
Bank of Boston
    6.625%, 12/01/2005                                  100,000                   96,813
First Nationwide Escrow - (144a) (c)
    10.625%, 10/01/2003                                 300,000                  315,000
NationsBank Corporation
    7.75%, 08/15/2015                                   100,000                  102,823
                                                                            ------------
                                                                                 514,636
ENERGY - 1.11%
Lasmo (USA) Inc
    7.50%, 06/30/2006                                   200,000                  206,140
Seagull Energy
    8.625%, 08/01/2005                                  100,000                  100,500
                                                                            ------------
                                                                                 306,640

FOREIGN GOVERNMENTS - 0.80%
Quebec Province
    8.80%, 04/15/2003                                   200,000                  221,558

HOTEL & GAMING - 2.03%
Mirage Resorts Inc
    7.25%, 10/15/2006                                   250,000                  252,750
Showboat, Inc.
    13.00%, 08/01/2009                                  100,000                  112,000
Station Casinos
    10.125%, 03/15/2006                                 200,000                  196,500
                                                                            ------------
                                                                                 561,250
HOUSING RELATED -0.40%
Schuller International Group, Inc.
    10.875%, 12/15/2004                                 100,000                  110,000

INDEPENDENT FINANCE COMPANIES - 0.77%
Associates Corporation N.A.
    8.625%, 11/15/2004                                  100,000                  111,410
General Electric Capital Corporation
    6.66%, 05/01/2018                                   100,000                  100,979
                                                                            ------------
                                                                                 212,389
INSURANCE - 1.13%
American Reinsurance Corporation
    10.875%, 09/15/2004                                 100,000                  108,449
Travelers/Aetna Property & Casualty
    6.75%, 04/15/2001                                   200,000                  201,794
                                                                            ------------
                                                                                 310,243
MEDIA - 1.62%
Big Flower Press
    10.75%, 08/01/2003                                  125,000                  129,375
Gray Communication System,  Inc.
    10.625%, 10/01/2006                                 100,000                  101,000
Rogers Cablesystems Limited
    10.00%, 03/15/2005                                  100,000                  102,000
Time Warner Enterprises, Inc.
    9.625%, 05/01/2002                                  100,000                  112,206
                                                                            ------------
                                                                                 444,581
METALS & MINING - 1.52%
Bar Technologies, Inc. - (144a) (c)
    13.50%, 04/01/2001                                  100,000                  101,000
NS Group Inc
    13.50%, 07/15/2003                                  100,000                   99,750
UCAR Global Enterprises, Inc.
    12.00%, 01/15/2005                                  105,000                  119,700
WMC Finance Limited USA
    7.25%, 11/15/2013                                   100,000                   98,000
                                                                            ------------
                                                                                 418,450
MUTUAL FUND -0.57%
AIM Management Group
    9.00%, 11/15/2003                                   150,000                  156,750

PACKAGING - 0.73%
Crown Cork & Seal
    6.75%, 04/15/2003                                   100,000                   98,277
US Can Corporation - (144a) (c)
    10.125%, 10/15/2006                                 100,000                  103,000
                                                                            ------------
                                                                                 201,277


PAPER & FOREST PRODUCTS -0.68%
Doman Industries, Ltd.
    8.75%, 03/15/2004                                   200,000                  188,000

TRANSPORTATION - 0.40%
AMR Corporation
    9.50%, 05/15/2001                                   100,000                  110,328

WASTE MANAGEMENT - 0.40%
Norcal Waste Systems  - (b)
    12.75%, 11/15/2005                                  100,000                  110,000
                                                                            ------------

    Total Corporate Obligations
        (cost $5,441,444)                                                      5,646,269
                                                                            ------------

U.S. GOVERNMENT SECURITIES - 22.60%
U.S. GOVERNMENT AGENCIES - 13.09%
Federal Home Loan Mortgage Corporation
    6.50%, 09/01/2001                                    84,931                   85,079
    8.50%, 10/01/2024                                    47,881                   49,678
    6.00%, 03/01/2011                                   132,639                  127,965
    6.50%, 03/01/2011                                   189,404                  187,247
    7.00%, 04/01/2011                                   174,304                  174,931
    7.00%, 01/01/2026                                    99,614                   98,025
    6.50%, 03/01/2026                                   320,693                  307,657
    7.00%, 03/01/2026                                   173,201                  170,151
    7.50%, 03/01/2026                                   124,386                  124,867
    8.50%, 05/01/2026                                   169,502                  175,785
    7.50%, 07/01/2026                                    99,783                  100,169
Federal National Mortgage Association
    8.00%, 07/01/2003                                   114,913                  118,058
    9.00%, 11/01/2004                                    44,642                   46,709
    8.50%, 08/01/2010                                    49,865                   51,996
    7.50%, 04/01/2011                                    90,018                   91,476
    8.00%, 06/01/2011                                    85,541                   88,031
    8.00%, 10/01/2011                                   100,142                  103,057
    8.00%, 03/01/2026                                   397,965                  406,592
    8.50%, 07/01/2026                                    99,785                  103,297
Government National Mortgage Association
    7.50%, 03/15/2024                                   326,823                  329,431
    7.00%, 03/15/2026                                   401,777                  394,257
    9.00%, 05/15/2026                                   157,185                  166,340
    8.00%, 07/15/2026                                    99,792                  102,129
                                                                            ------------
                                                                               3,602,927

U.S. GOVERNMENT BONDS - 1.81%
U.S. Treasury Strips
    0.00%, 11/15/2015                                   200,000                   54,822
    0.00%, 08/15/2021                                   250,000                   45,968
US Treasury Bond
    7.875%, 02/15/2021                                  350,000                  396,375

                                                                            ------------
                                                                                 497,165


U.S. GOVERNMENT NOTES - 7.71%
U.S. Treasury Note
    9.00%, 05/15/1998                                   350,000                  366,954
    5.875%, 08/15/1998                                  575,000                  576,346
    6.875%, 07/31/1999                                1,150,000                1,178,026
                                                                            ------------
                                                                               2,121,326
                                                                            ------------
    Total U.S. Government Securities
        (cost $6,163,239)                                                      6,221,418
                                                                            ------------

SHORT TERM INVESTMENTS - 1.49%
COMMERCIAL PAPER - 1.49%
American Express Credit
    5.25%, 11/04/1996                                   300,000                  299,869
Wal-Mart Corporation
    5.17%, 11/04/1996                                   111,000                  109,953
                                                                            ------------
                                                                                 409,822

    Total Short Term Investments
        (cost $409,822)                                                          409,822
                                                                            ------------

Total Investments - 100%
    (cost $23,830,848)                                                       $27,525,982
                                                                            ============

(a)  Non-income producing.
(b) Coupon payment periodically increases over the life of the security. Rate stated is in effect on October 31, 1996.
(c) Unregistered security - refer to note 2 in the note to financial statements.


See notes to financial statements.